SEC. File Nos.  033-80630
811-08576

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 19
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 21
____________

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
____________

KIMBERLY S. VERDICK, Secretary
American High-Income Municipal Bond Fund, Inc.
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)
____________

Copies to:
Michael Glazer
PAUL, HASTINGS, JANOFSKY & WALKER LLP
515 S. Flower Street
Los Angeles, California 90071-2371
(Counsel for the Registrant)
____________

Approximate date of proposed public offering:
It is proposed that this filing will become effective on November 1, 2007, pursuant to paragraph (b) of rule 485.


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

The Tax-Exempt Bond Fund of America/(R)/
American High-Income Municipal Bond Fund/(R)/
Limited Term Tax-Exempt Bond Fund of America/SM/
The Tax-Exempt Fund of California/(R)/

 PROSPECTUS

 November 1, 2007

TABLE OF CONTENTS

 1    Risk/Return summary
11    Fees and expenses of the funds
15    Investment objectives, strategies and risks
22    Management and organization
26    Shareholder information
27    Choosing a share class
29    Purchase and exchange of shares
32    Sales charges
35    Sales charge reductions and waivers
38    Rollovers from retirement plans to IRAs
39    Plans of distribution
39    Other compensation to dealers
40    How to sell shares
41    Distributions and taxes
43    Financial highlights
51   Appendix

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

THE TAX-EXEMPT BOND FUND OF AMERICA The fund seeks to provide you with high current income exempt from regular federal income tax, consistent with the preservation of capital, by investing primarily in municipal bonds. The fund invests primarily in municipal bonds rated A or better, but may invest in lower quality municipal bonds. The fund is designed for investors seeking a high level of current income exempt from federal income tax.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND The fund seeks to provide you with high current income exempt from regular federal income tax by investing primarily in municipal bonds. The fund invests a substantial portion of its portfolio in municipal bonds rated below A. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.
LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA The fund seeks to provide you with current income exempt from regular federal income tax, consistent with the preservation of capital, by investing primarily in municipal bonds. The dollar-weighted average maturity of the fund's portfolio is between three and 10 years. The fund invests primarily in municipal bonds with quality ratings of A or better, but may also invest in bonds rated Baa or BBB (considered investment grade). The fund is designed for investors seeking current income exempt from federal income tax.

THE TAX-EXEMPT FUND OF CALIFORNIA The fund's primary objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is to preserve your investment. The fund invests primarily in municipal bonds issued by municipalities in the state of
California. The fund invests primarily in municipal bonds rated Baa or BBB or better, but may invest in lower quality municipal bonds. The fund is designed for investors seeking income exempt from federal and California income taxes and capital preservation over the long term, and is intended primarily for taxable residents of California. Because the fund invests in securities issued by
California municipalities, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state.

APPLICABLE TO ALL FUNDS The funds emphasize undervalued but fundamentally sound investments in municipal obligations, including those issued to finance roads, schools, hospitals, airports and other public needs. Municipalities include counties, cities, towns and various regional or special districts.

Your investment in the funds is subject to risks, including the possibility that a fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.
The values of, and the income generated by, debt securities owned by the funds may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Tax-exempt income funds / Prospectus


HISTORICAL INVESTMENT RESULTS
The information on the following pages provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year and by showing how the funds' average annual total returns for various periods compare with those of different broad measures of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.
Figures shown are past results and are not predictive of future results.

Unlike the bar charts, the Investment Results tables reflect, as required by
Securities and Exchange Commission rules, each fund's results with the following maximum initial or contingent deferred sales charges imposed:
 . Class A share results reflect the maximum initial sales charge of 3.75% for
   The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund
   and The Tax-Exempt Fund of California, and 2.50% for Limited Term Tax-Exempt
   Bond Fund of America. This charge is reduced for purchases of $100,000 or more ($500,000 or more for Limited Term Tax-Exempt Bond Fund of America) and eliminated for purchases of $1 million or more. The maximum initial sales charge for Limited Term Tax-Exempt Bond Fund of America was reduced from
   3.75%, effective November 1, 2006.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

 . Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges.

Each Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions"
reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by each fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by each fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest historical individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY
WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGES.

Unlike the Investment Results tables on pages 4, 6, 8 and 10, the Additional
Investment Results tables on pages 18-21 reflect each fund's results calculated without sales charges.

                                           Tax-exempt income funds / Prospectus

THE TAX-EXEMPT BOND FUND OF AMERICA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1997   8.98%
1998   6.04
1999  -2.31
2000   9.69
2001   5.57
2002   8.44
2003   5.18
2004   4.37
2005   3.35
2006   4.76
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                4.09%  (quarter ended September 30, 2002)
LOWEST                -1.83%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2007, was 1.34%.

Tax-exempt income funds / Prospectus


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/3/79
 Before taxes                          0.79%    4.40%    4.96%        7.29%
 After taxes on distributions          0.79     4.40     4.90          N/A
 After taxes on distributions and      1.89     4.38     4.89          N/A
sale of fund shares

                                 1 YEAR  5 YEARS   LIFETIME/1/
---------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                    -1.01%   4.09%       5.13%
---------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                     2.93    4.32        4.18
---------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                     4.69    5.08        4.93

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond        4.84%    5.53%    5.76%         N/A
Index/3/
 Lipper General Municipal Debt Funds   4.50     4.89     4.91         7.10
Average/4/
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at August 31, 2007: 3.80%/5/
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
4 Lipper General Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues in the top four credit rating categories. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 Reflects a fee waiver (3.77% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."

                                           Tax-exempt income funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1997  10.37%
1998   4.89
1999  -2.31
2000   7.31
2001   6.22
2002   6.24
2003   6.24
2004   5.66
2005   4.68
2006   6.38
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                  3.28%  (quarter ended September 30, 1997)
LOWEST                  -1.40%  (quarter ended December 31, 1999)

The fund's total return for the nine months ended September 30, 2007, was 0.44%.

Tax-exempt income funds / Prospectus


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 9/26/94
 Before taxes                          2.37%    5.03%    5.12%        6.18%
 After taxes on distributions          2.37     5.03     5.10          N/A
 After taxes on distributions and      3.09     4.98     5.09          N/A
sale of fund shares

                                  1 YEAR  5 YEARS   LIFETIME/1/
----------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     0.61%    4.77%       5.46%
----------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                     4.58     4.99        4.88
----------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/19/01
 Before taxes                     6.32     5.76        5.62

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond        4.84%    5.53%    5.76%        6.30%
Index/3/
 Lipper High Yield Municipal Debt      7.13     6.56     5.32         5.87
Funds Average/4/
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at July 31, 2007: 4.04%/5/
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4 Lipper High Yield Municipal Debt Funds Average is comprised of funds that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 Reflects a fee waiver (4.01% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."

                                           Tax-exempt income funds / Prospectus

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1997   7.30%
1998   5.50
1999  -0.60
2000   7.45
2001   5.24
2002   7.81
2003   4.28
2004   2.77
2005   1.57
2006   3.61
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                3.50%  (quarter ended September 30, 2002)
LOWEST                -2.06%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2007, was 2.20%.

Tax-exempt income funds / Prospectus


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/6/93
 Before taxes                          1.02%    3.46%    4.20%        4.44%
 After taxes on distributions          1.02     3.46     4.20          N/A
 After taxes on distributions and      1.83     3.46     4.16          N/A
sale of fund shares

                                  1 YEAR  5 YEARS   LIFETIME/1/
----------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     -2.10%   2.91%       3.97%
----------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                      1.83    3.16        3.07
----------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                      3.61    3.92        3.81

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Lehman Brothers (7-Year) Municipal    3.98%    4.89%    5.22%        5.17%
Bond Index/3/
 Lipper Intermediate Municipal Debt    3.51     4.08     4.56         4.61
Funds Average/4/
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at July 31, 2007: 3.46%/5/
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers (7-Year) Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4 Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 Reflects a fee waiver (3.43% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."

                                           Tax-exempt income funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1997   8.54%
1998   6.13
1999  -1.97
2000  11.29
2001   3.83
2002   8.13
2003   4.83
2004   4.62
2005   3.82
2006   4.90
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                  4.85%  (quarter ended September 30, 2002)
LOWEST                  -2.01%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2007, was 0.62%.

Tax-exempt income funds / Prospectus


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/28/86
 Before taxes                          0.97%    4.45%    4.96%        6.03%
 After taxes on distributions          0.97     4.45     4.88          N/A
 After taxes on distributions and      2.01     4.41     4.85          N/A
sale of fund shares
-------------------------------------------------------------------------------

                                 1 YEAR  5 YEARS   LIFETIME/1/
---------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                    -0.87%   4.14%       5.08%
---------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/19/01
 Before taxes                     3.07    4.36        4.01
---------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/20/01
 Before taxes                     4.83    5.12        4.77
---------------------------------------------------------------

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond        4.84%    5.53%    5.76%        6.80%
Index/3/
 Lipper California Municipal Debt      4.55     4.99     5.15         6.17
Funds Average/4/
 Class A annualized 30-day yield at August 31, 2007: 3.83%/5/
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4 Lipper California Municipal Debt Funds Average is comprised of funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 Reflects a fee waiver (3.80% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."

                                       10

                                           Tax-exempt income funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                     CLASS A   CLASS B   CLASS C    CLASS F/1/
-------------------------------------------------------------------------------

 Maximum initial sales charge on    3.75% or
 purchases                          2.50%/2/     none      none        none
 (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum sales charge on               none      none      none        none
 reinvested dividends
-------------------------------------------------------------------------------
 Maximum contingent deferred sales   none /3/  5.00%/4/  1.00%/5/      none
 charge
-------------------------------------------------------------------------------
 Redemption or exchange fees           none      none      none        none

1 Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the funds' distributor and to certain registered investment advisers.
2 The initial sales charge is 3.75% for The Tax-Exempt Bond Fund of America,
 American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California,
 and 2.50% for Limited Term Tax-Exempt Bond Fund of America. The initial sales charge is reduced for purchases of $100,000 or more ($500,000 or more for
 Limited Term Tax-Exempt Bond Fund of America) and eliminated for purchases of
 $1 million or more.
3 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of
 $1 million or more made without an initial sales charge.
4 The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
5 The contingent deferred sales charge is eliminated one year after purchase.

                                       11

Tax-exempt income funds / Prospectus


 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                 CLASS A  CLASS B  CLASS C  CLASS F
---------------------------------------------------------------------

 THE TAX-EXEMPT BOND FUND OF AMERICA
---------------------------------------------------------------------
 Management fees/1/               0.27%    0.27%    0.27%    0.27%
---------------------------------------------------------------------
 Distribution and/or service      0.25     1.00     1.00     0.25
 (12b-1) fees/2,3/
---------------------------------------------------------------------
 Other expenses/4/                0.05     0.05     0.10     0.12
---------------------------------------------------------------------
 Total annual fund operating      0.57     1.32     1.37     0.64
 expenses/1/

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
---------------------------------------------------------------------
 Management fees/1/               0.33%    0.33%    0.33%    0.33%
---------------------------------------------------------------------
 Distribution and/or service      0.30     1.00     1.00     0.25
 (12b-1) fees/3,5/
---------------------------------------------------------------------
 Other expenses/4/                0.07     0.08     0.13     0.16
---------------------------------------------------------------------
 Total annual fund operating      0.70     1.41     1.46     0.74
 expenses/1/
---------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
---------------------------------------------------------------------
 Management fees/1/               0.31%    0.31%    0.31%    0.31%
---------------------------------------------------------------------
 Distribution and/or service      0.30     1.00     1.00     0.25
 (12b-1) fees/3,5/
---------------------------------------------------------------------
 Other expenses/4/                0.07     0.07     0.13     0.12
---------------------------------------------------------------------
 Total annual fund operating      0.68     1.38     1.44     0.68
 expenses/1/
---------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------------------------------------------
 Management fees/1/               0.33%    0.33%    0.33%    0.33%
---------------------------------------------------------------------
 Distribution and/or service      0.25     1.00     1.00     0.25
 (12b-1) fees/2,3/
---------------------------------------------------------------------
 Other expenses/4/                0.04     0.04     0.09     0.11
---------------------------------------------------------------------
 Total annual fund operating      0.62     1.37     1.42     0.69
 expenses/1/
---------------------------------------------------------------------

1 The funds' investment adviser is currently waiving 10% of its management fees.
 The waiver may be discontinued at any time in consultation with the funds'
 board, but it is expected to continue at this level until further review. The funds' investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses in the table do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights tables in this prospectus and in the funds' annual report.
2 Class A and F 12b-1 fees may not exceed .25% and .50%, respectively, of each class' average net assets annually.
3 Class B and C 12b-1 fees may not exceed 1.00% of each class' average net assets annually.
4 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the funds' investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 per account to $19 per account.
5 Class A and F 12b-1 fees may not exceed .30% and .50%, respectively, of each class' average net assets annually.

                                       12

                                           Tax-exempt income funds / Prospectus

EXAMPLES
The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                          1 YEAR  3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 THE TAX-EXEMPT BOND FUND OF AMERICA
 Class A/1/                                $431   $    551   $681      $1,062
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/          634        818    923       1,384
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/       134        418    723       1,384
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/          239        434    750       1,646
-------------------------------------------------------------------------------
 Class C -- assuming no redemption          139        434    750       1,646
-------------------------------------------------------------------------------
 Class F -- excluding intermediary           65        205    357         798
fees/5/
-------------------------------------------------------------------------------

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
 Class A/1/                                 444        590    750       1,213
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/          644        846    971       1,497
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/       144        446    771       1,497
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/          249        462    797       1,746
-------------------------------------------------------------------------------
 Class C -- assuming no redemption          149        462    797       1,746
-------------------------------------------------------------------------------
 Class F -- excluding intermediary           76        237    411         918
fees/5/
-------------------------------------------------------------------------------

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
 Class A/1/                                 318        462    619       1,075
 Class B -- assuming redemption/2/          640        837    955       1,466
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/       140        437    755       1,466
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/          247        456    787       1,724
-------------------------------------------------------------------------------
 Class C -- assuming no redemption          147        456    787       1,724
-------------------------------------------------------------------------------
 Class F -- excluding intermediary           69        218    379         847
fees/5/

 THE TAX-EXEMPT FUND OF CALIFORNIA
 Class A/1/                                $436   $    566   $708      $1,120
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/          639        834    950       1,441
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/       139        434    750       1,441
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/          245        449    776       1,702
-------------------------------------------------------------------------------
 Class C -- assuming no redemption          145        449    776       1,702
-------------------------------------------------------------------------------
 Class F -- excluding intermediary           70        221    384         859
fees/5/

                                       13

Tax-exempt income funds / Prospectus


1 Reflects the maximum initial sales charge.
2 Reflects applicable contingent deferred sales charges through year six and
 Class A expenses for years nine and 10 because Class B shares automatically convert to Class A shares after eight years.
3 Reflects Class A expenses for years nine and 10 because Class B shares automatically convert to Class A shares after eight years.
4 Reflects a contingent deferred sales charge in the first year.
5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.

                                       14

                                           Tax-exempt income funds / Prospectus

Investment objectives, strategies and risks

THE TAX-EXEMPT BOND FUND OF AMERICA

The fund's investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. The fund seeks to achieve this objective by investing primarily in municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund will invest at least 65% of its assets in debt securities rated A or better by Moody's Investors Service or
Standard & Poor's Corporation, or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest up to
35% of its assets in debt securities rated Baa and BBB or below or unrated but determined by the fund's investment adviser to be of equivalent quality
(including up to 20% of its assets in debt securities rated Ba and BB or below or unrated but determined by the fund's investment adviser to be of equivalent quality).

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

The fund's investment objective is to provide you with a high level of current income exempt from regular federal income tax. In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum tax. The fund invests primarily in municipal bonds and will invest at least 50% of its assets in debt securities rated Baa or BBB or below or unrated but determined by the fund's investment adviser to be of equivalent quality.

In addition, the fund may invest significantly in municipal obligations of issuers in the same state or of similar project type. This may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund's share price may increase.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
The fund's investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with its stated maturity and quality standards and preservation of capital. The dollar-weighted average maturity of the fund's portfolio is between three and 10 years. The fund invests primarily in municipal bonds with quality ratings of A or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest up to 35% of its assets in municipal bonds

                                       15

Tax-exempt income funds / Prospectus


rated Baa and BBB or unrated but determined by the fund's investment adviser to be of equivalent quality.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax.

THE TAX-EXEMPT FUND OF CALIFORNIA

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by primarily investing in municipal bonds issued by the state of
California, its agencies and its municipalities. Consistent with the fund's objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

Because the fund invests in securities of issuers within the state of
California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California is contained in the statement of additional information.
Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. The fund will invest primarily in debt securities rated Baa or BBB or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest up to
20% of its assets in debt securities rated Ba and BB or below or unrated but determined by the fund's investment adviser to be of equivalent quality.

APPLICABLE TO ALL FUNDS

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The values of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in each fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

                                       16

                                           Tax-exempt income funds / Prospectus

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio's dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. See the appendix in this prospectus for credit rating descriptions.
The funds' investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The funds may also hold cash or money market instruments. The percentage of the funds invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the funds' investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the funds' losses in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Each fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       17

Tax-exempt income funds / Prospectus


ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results tables on earlier pages, the tables below reflect each fund's results calculated without sales charges.

THE TAX-EXEMPT BOND FUND OF AMERICA

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/3/79
 Before taxes                          4.76%    5.21%    5.36%        7.44%
 After taxes on distributions          4.76     5.20     5.30          N/A
 After taxes on distributions and      4.53     5.09     5.25          N/A
sale of fund shares

                                  1 YEAR  5 YEARS   LIFETIME/1/
----------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     3.99%    4.43%       5.13%
----------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                     3.93     4.32        4.18
----------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                     4.69     5.08        4.93

                                1 YEAR    5 YEARS    10 YEARS     LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal      4.84%      5.53%      5.76%           N/A
Bond Index/3/
 Lipper General Municipal       4.50       4.89       4.91           7.10%
Debt Funds Average/4/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2006: 3.95%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
4 Lipper General Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues in the top four credit rating categories. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 Reflects a fee waiver (3.93% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."
 Calculated by annualizing dividends paid by the fund over one month plus any special dividends paid during the month, and dividing this amount by the fund's average net asset value for the month.

                                       18

                                           Tax-exempt income funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 9/26/94
 Before taxes                          6.38%    5.84%    5.52%        6.51%
 After taxes on distributions          6.38     5.84     5.50          N/A
 After taxes on distributions and      5.75     5.70     5.46          N/A
sale of fund shares

                                  1 YEAR  5 YEARS   LIFETIME/1/
----------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     5.61%    5.10%       5.46%
----------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                     5.58     4.99        4.88
----------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/19/01
 Before taxes                     6.32     5.76        5.62

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond     4.84%    5.53%      5.76%        6.30%
Index/3/
 Lipper High Yield Municipal Debt   7.13     6.56       5.32         5.87
Funds Average/4/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2006: 4.47%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4 Lipper High Yield Municipal Debt Funds Average is comprised of funds that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 Reflects a fee waiver (4.44% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."
 Calculated by annualizing dividends paid by the fund over one month plus any special dividends paid during the month, and dividing this amount by the fund's average net asset value for the month.

                                       19

Tax-exempt income funds / Prospectus


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/6/93
 Before taxes                          3.61%    3.99%    4.46%        4.65%
 After taxes on distributions          3.61     3.99     4.46          N/A
 After taxes on distributions and      3.53     3.92     4.39          N/A
sale of fund shares

                                  1 YEAR  5 YEARS   LIFETIME/1/
----------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     2.90%    3.27%       3.97%
----------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                     2.83     3.16        3.07
----------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                     3.61     3.92        3.81

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Lehman Brothers (7-Year)           3.98%    4.89%      5.22%        5.17%
Municipal Bond Index/3/
 Lipper Intermediate Municipal      3.51     4.08       4.56         4.61
Debt Funds Average/4/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2006: 3.44%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers (7-Year) Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4 Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 Reflects a fee waiver (3.40% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."
 Calculated by annualizing dividends paid by the fund over one month plus any special dividends paid during the month, and dividing this amount by the fund's average net asset value for the month.

                                       20

                                           Tax-exempt income funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/28/86
 Before taxes                          4.90%    5.25%    5.36%        6.23%
 After taxes on distributions          4.90     5.25     5.28          N/A
 After taxes on distributions and      4.62     5.11     5.22          N/A
sale of fund shares
-------------------------------------------------------------------------------

                                  1 YEAR  5 YEARS   LIFETIME/1/
----------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     4.13%    4.48%       5.08%
----------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/19/01
 Before taxes                     4.07     4.36        4.01
----------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/20/01
 Before taxes                     4.83     5.12        4.77
----------------------------------------------------------------

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond     4.84%    5.53%      5.76%        6.80%
Index/3/
 Lipper California Municipal Debt   4.55     4.99       5.15         6.17
Funds Average/4/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2006: 3.99%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4 Lipper California Municipal Debt Funds Average is comprised of funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 Reflects a fee waiver (3.96% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."
 Calculated by annualizing dividends paid by the fund over one month plus any special dividends paid during the month, and dividing this amount by the fund's average net asset value for the month.

                                       21

Tax-exempt income funds / Prospectus


Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine
Center Drive, Irvine, California 92618. Capital Research and Management Company
manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." As described more fully in the funds'
statement of additional information, the management fees are based on the daily net assets of the funds and the funds' monthly gross investment income. A discussion regarding the basis for the approval of the funds' investment advisory and service agreements by the funds' boards of directors/trustees is contained in the funds' annual reports to shareholders for the following periods: The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of
California -- the fiscal year ended August 31, 2007; American High-Income
Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America -- the
fiscal year ended July 31, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on a separate basis.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions.
The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds'
portfolio transactions. A more detailed description of the investment adviser's policies is included in the funds' statement of additional information.

                                       22

                                           Tax-exempt income funds / Prospectus

PORTFOLIO HOLDINGS
Portfolio holdings information for the funds is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange
Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

                                       23

Tax-exempt income funds / Prospectus


The primary individual portfolio counselors for The Tax-Exempt Bond Fund of
America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond
Fund of America and The Tax-Exempt Fund of California are:

                                                 PRIMARY TITLE WITH      PORTFOLIO
                              PORTFOLIO          INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR          COUNSELOR          (OR AFFILIATE)          ROLE IN
 FUND/FUND TITLE              EXPERIENCE         AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)             IN THE FUNDS        EXPERIENCE              OF THE FUNDS
-----------------------------------------------------------------------------------------------

 BRENDA S. ELLERIN                               Senior Vice President
                                                 - Fixed Income,
                                                 Capital Research and
                                                 Management Company
 LIMITED TERM TAX-             11 years          Investment              Serves as a municipal
 EXEMPT BOND FUND                                professional for 18     bond portfolio
 OF AMERICA                                      years in total;         counselor
 President and Trustee                           16 years with Capital
                                                 Research and
                                                 Management Company or
                                                 affiliate
 THE TAX-EXEMPT BOND           9 years                                   Serves as a municipal
 FUND OF AMERICA        (plus 6 years of prior                           bond portfolio
 Senior Vice President     experience as an                              counselor
                          investment analyst
                            for the fund)
 AMERICAN HIGH-INCOME          9 years                                   Serves as a municipal
 MUNICIPAL BOND FUND    (plus 4 years of prior                           bond portfolio
 Vice President            experience as an                              counselor
                          investment analyst
                            for the fund)
-----------------------------------------------------------------------------------------------
 NEIL L. LANGBERG                                Senior Vice President
                                                 - Fixed Income,
                                                 Capital Research and
                                                 Management Company
 THE TAX-EXEMPT BOND           28 years          Investment              Serves as a municipal
 FUND OF AMERICA                                 professional for 29     bond portfolio
 President and                                   years, all with         counselor
 Director                                        Capital Research and
                                                 Management Company or
                                                 affiliate
 THE TAX-EXEMPT FUND           21 years                                  Serves as a municipal
 OF CALIFORNIA                                                           bond portfolio
 Senior Vice President                                                   counselor
 LIMITED TERM                  14 years                                  Serves as a municipal
 TAX-EXEMPT BOND FUND                                                    bond portfolio
 OF AMERICA                                                              counselor
 Senior Vice President
 AMERICAN HIGH-INCOME          13 years                                  Serves as a municipal
 MUNICIPAL BOND FUND                                                     bond portfolio
 Senior Vice President                                                   counselor
-----------------------------------------------------------------------------------------------
 EDWARD B. NAHMIAS                               Senior Vice President
                                                 - Fixed Income,
                                                 Capital Research
                                                 Company
 THE TAX-EXEMPT FUND           9 years           Investment              Serves as a municipal
 OF CALIFORNIA                                   professional for 18     bond portfolio
 Vice President                                  years in total;         counselor
                                                 11 years with Capital
                                                 Research and
                                                 Management Company or
                                                 affiliate
 AMERICAN HIGH-INCOME      Less than 1 year                              Serves as a municipal
 MUNICIPAL BOND FUND      (plus 10 years of                              bond portfolio
                                prior                                    counselor
                           experience as an
                          investment analyst
                            for the fund)
-----------------------------------------------------------------------------------------------
 KARL J. ZEILE                                   Vice President -
                                                 Fixed Income, Capital
                                                 Research and
                                                 Management Company
 AMERICAN HIGH-INCOME          3 years           Investment              Serves as a municipal
 MUNICIPAL BOND FUND    (plus 5 years of prior   professional for 16     bond portfolio
                           experience as an      years in total;         counselor
                          investment analyst     8 years with Capital
                             for the fund        Research and
                                                 Management Company or
                                                 affiliate
 THE TAX-EXEMPT FUND           4 years                                   Serves as a municipal
 OF CALIFORNIA                                                           bond portfolio
                                                                         counselor
 THE TAX-EXEMPT BOND           4 years                                   Serves as a municipal
 FUND OF AMERICA        (plus 4 years of prior                           bond portfolio
                           experience as an                              counselor
                          investment analyst
                            for the fund)
-----------------------------------------------------------------------------------------------

                                       24

                                           Tax-exempt income funds / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the funds and other accounts they manage can be found in the statement of additional information.

                                       25

Tax-exempt income funds / Prospectus


Shareholder information

SHAREHOLDER SERVICES
American Funds Service Company, the funds' transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service
Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS'
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       26

                                           Tax-exempt income funds / Prospectus

Choosing a share class
Each fund offers different classes of shares through this prospectus. Shares of each fund are available through various investment programs or accounts.
HOWEVER, TAX-EXEMPT FUNDS SHOULD GENERALLY NOT SERVE AS INVESTMENTS FOR
TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF A
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example,
 Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future;

.. availability of share classes:
 -- Class B and C shares of Limited Term Tax-Exempt Bond of America may be acquired only by exchanging from Class B or C shares of other American Funds
   (see "Purchase and exchange of shares" below);

 -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares of the American Funds, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, employer-sponsored
   403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with each fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                                       27

Tax-exempt income funds / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge     up to 3.75% for The Tax-Exempt Bond Fund of America,
                          American High-Income Municipal Bond Fund and The
                          Tax-Exempt Fund of California, and up to 2.50% for
                          Limited Term Tax-Exempt Bond Fund of America (reduced
                          for purchases of $100,000 or more ($500,000 or more
                          for Limited Term Tax-Exempt Bond Fund of America) and
                          eliminated for purchases of $1 million or more)
 Contingent deferred      none (except a charge of 1.00% applies to certain
 sales charge             redemptions made within one year following purchases
                          of $1 million or more made without an initial sales
                          charge)
 12b-1 fees               up to .25% annually for The Tax-Exempt Bond Fund of
                          America and The Tax-Exempt Fund of California, and up
                          to .30% annually for American High-Income Municipal
                          Bond Fund and Limited Term Tax-Exempt Bond Fund of
                          America
 Dividends                generally higher than other classes due to lower
                          annual expenses, but may be lower than F shares,
                          depending on relative expenses
 Purchase maximum         none
 Conversion               none

 CLASS B SHARES
 Initial sales charge     none
 Contingent deferred      starts at 5.00%, declining to 0% six years after
 sales charge             purchase
 12b-1 fees               up to 1.00% annually
 Dividends                generally lower than A and F shares due to higher
                          12b-1 fees and other expenses, but higher than C
                          shares due to lower other expenses
 Purchase maximum         see the discussion regarding purchase minimums and
                          maximums in "Purchase and exchange of shares"
 Conversion               automatic conversion to A shares after eight years,
                          reducing future annual expenses

 CLASS C SHARES
 Initial sales charge     none
 Contingent deferred      1.00% if shares are sold within one year after
 sales charge             purchase
 12b-1 fees               up to 1.00% annually
 Dividends                generally lower than other classes due to higher
                          12b-1 fees and other expenses
 Purchase maximum         see the discussion regarding purchase minimums and
                          maximums in "Purchase and exchange of shares"
 Conversion               automatic conversion to F shares after 10 years,
                          reducing future annual expenses

 CLASS F SHARES
 Initial sales charge     none
 Contingent deferred      none
 sales charge
 12b-1 fees               currently up to .25% annually (may not exceed .50%
                          annually)
 Dividends                generally higher than B and C shares due to lower
                          12b-1 fees, and may be higher than A shares,
                          depending on relative expenses
 Purchase maximum         none
 Conversion               none

                                       28

                                           Tax-exempt income funds / Prospectus

Purchase and exchange of shares
EACH FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED
RETIREMENT PLANS AND ACCOUNTS. The Tax-Exempt Fund of California is intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities. The Tax-Exempt Fund of
California is qualified for sale only in California and other jurisdictions that do not require qualification.

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS
DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT
TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED
BY LAW.

PURCHASE OF CLASS A, B AND C SHARES
You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares.
You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire. Class B and C shares of Limited Term Tax-Exempt Bond Fund of America may be acquired only by exchanging from Class B and C shares of other American Funds. Direct purchases of Class B and C shares of Limited Term Tax-Exempt Bond Fund of
America are not permitted.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the funds' distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than

                                       29

Tax-exempt income funds / Prospectus


what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES
The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds, may be rejected.

The funds, through their transfer agent, American Funds Service Company, maintain surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the funds' broad ability to restrict potentially harmful trading as described above, the funds' boards of directors/trustees have adopted a
"purchase blocking policy," under which any shareholder redeeming shares
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more from a fund will be precluded from investing in the fund
(including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the funds' purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares;
purchases and redemptions resulting from reallocations by American Funds Target
Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

                                       30

                                           Tax-exempt income funds / Prospectus

The funds reserve the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the funds. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUNDS' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUNDS' AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------

 To establish an account with The Tax-Exempt Bond Fund of America,
 American High-
 Income Municipal Bond Fund or Limited Term Tax-Exempt Bond Fund
 of America                                                          $    250/2/
 To establish an account with The Tax-Exempt Fund of California         1,000/2/
 To add to an account                                                      50
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES/3/                50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES/3/               500,000

                                                                    PURCHASE
                                                                    MINIMUMS
                                                                    AND
                                                                    MAXIMUMS

1 Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
2 For accounts established with an automatic investment plan, the initial purchase minimum of $250 ($1,000 for The Tax-Exempt Fund of California) may be
 waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 ($1,000 for The
 Tax-Exempt Fund of California) within five months of account establishment.
3 Applies only to The Tax-Exempt Bond Fund of America, American High-Income
 Municipal Bond Fund and The Tax-Exempt Fund of California. Class B and C shares of Limited Term Tax-Exempt Bond Fund of America may be acquired only by exchanging from Class B and C shares of other American Funds. Direct purchases of Class B and C shares of Limited Term Tax-Exempt Bond Fund of America are not
 permitted.
If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares of The Tax-Exempt Bond Fund of America, American
High-Income Municipal

                                       31

Tax-exempt income funds / Prospectus


Bond Fund and The Tax-Exempt Fund of California. Specifically, you may not
purchase Class B shares if you are eligible to purchase Class A shares at the
$100,000 or higher sales charge discount rate, and you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES
The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, each fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.
MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       32

                                           Tax-exempt income funds / Prospectus

SALES CHARGES FOR THE TAX-EXEMPT BOND FUND OF AMERICA, AMERICAN HIGH-INCOME
MUNICIPAL BOND FUND AND THE TAX-EXEMPT FUND OF CALIFORNIA

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

SALES CHARGES FOR LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

                                       SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $500,000                      2.50%     2.56%           2.00%
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the tables above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

                                       33

Tax-exempt income funds / Prospectus


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;
.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds
Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares. Direct purchases of Class B and C shares of Limited Term Tax-Exempt Bond Fund of America are not permitted.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase

                                       34

                                           Tax-exempt income funds / Prospectus

cost or the current market value of the shares being sold, whichever is less.
For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS F SHARES

Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE
AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL
INFORMATION OR FROM YOUR FINANCIAL ADVISER.

                                       35

Tax-exempt income funds / Prospectus


REDUCING YOUR CLASS A INITIAL SALES CHARGE
Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for these purposes. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 .trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 .solely controlled business accounts; and

 .single-participant retirement plans.

 CONCURRENT PURCHASES
 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding direct purchases of American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class
 A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

                                       36

                                           Tax-exempt income funds / Prospectus

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention.  A statement of intention allows you to combine all purchases of all share  classes of American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge;
 however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
 -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                                       37

Tax-exempt income funds / Prospectus


Rollovers from retirement plans to IRAs

EACH FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED
RETIREMENT PLANS AND ACCOUNTS.

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

                                       38

                                           Tax-exempt income funds / Prospectus

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of directors/trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for The Tax-Exempt Bond Fund of America and The Tax-Exempt
Fund of California and up to .30% for American High-Income Municipal Bond Fund
and Limited Term Tax-Exempt Bond Fund of America for Class A shares, up to 1.00%
for Class B and C shares, and up to .50% for Class F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       39

Tax-exempt income funds / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:
  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.
 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.
If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on
Class A or C shares will be

                                       40

                                           Tax-exempt income funds / Prospectus

credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET
Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS
Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the funds or American
Funds Service Company.

Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

                                       41

Tax-exempt income funds / Prospectus


TAXES ON DIVIDENDS AND DISTRIBUTIONS
Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, each fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. Moreover, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. Each fund's distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and Limited Term Tax-Exempt
Bond Fund of America may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.
It is anticipated that the federally exempt-interest dividends paid by The
Tax-Exempt Fund of California and derived from interest on bonds exempt from
California income tax will also be exempt from California state income tax. To the extent the fund's dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from
The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund,
Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of
California may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from each fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS
Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       42

                                           Tax-exempt income funds / Prospectus

Financial highlights
The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the funds" in this prospectus and the funds' annual report. The information in the Financial Highlights tables for The Tax-Exempt Bond Fund of America,
American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund
of America has been audited by PricewaterhouseCoopers LLP and the information for The Tax-Exempt Fund of California has been audited by Deloitte & Touche LLP.
The independent registered public accounting firms' reports, along with each fund's financial statements, are included in the statement of additional information for the funds, which is available upon request.

THE TAX-EXEMPT BOND FUND OF AMERICA

                                              INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/
                                                                  Net
                                                             (losses) gains
                                   Net asset                 on securities
                                    value,        Net        (both realized    Total from
                                   beginning   investment         and          investment
                                    of year      income       unrealized)      operations
--------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 8/31/2007               $12.49        $.50           $(.30)           $.20
 Year ended 8/31/2006                12.60         .50            (.11)            .39
 Year ended 8/31/2005                12.51         .51             .09             .60
 Year ended 8/31/2004                12.17         .53             .33             .86
 Year ended 8/31/2003                12.41         .54            (.22)            .32
--------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2007                12.49         .41            (.30)            .11
 Year ended 8/31/2006                12.60         .41            (.11)            .30
 Year ended 8/31/2005                12.51         .41             .09             .50
 Year ended 8/31/2004                12.17         .44             .33             .77
 Year ended 8/31/2003                12.41         .44            (.22)            .22
--------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2007               $12.49        $.40           $(.30)           $.10
 Year ended 8/31/2006                12.60         .40            (.11)            .29
 Year ended 8/31/2005                12.51         .40             .09             .49
 Year ended 8/31/2004                12.17         .42             .33             .75
 Year ended 8/31/2003                12.41         .43            (.22)            .21
--------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2007                12.49         .49            (.30)            .19
 Year ended 8/31/2006                12.60         .49            (.11)            .38
 Year ended 8/31/2005                12.51         .49             .09             .58
 Year ended 8/31/2004                12.17         .51             .33             .84
 Year ended 8/31/2003                12.41         .52            (.22)            .30

                                          DIVIDENDS AND DISTRIBUTIONS

                                   Dividends                       Total
                                   (from net   Distributions     dividends      Net asset
                                   investment      (from            and       value, end of      Total
                                    income)    capital gains)  distributions      year       return/2,3/
-------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 8/31/2007                $(.50)        $  --          $(.50)         $12.19          1.60%
 Year ended 8/31/2006                 (.50)           --           (.50)          12.49          3.18
 Year ended 8/31/2005                 (.51)           --           (.51)          12.60          4.87
 Year ended 8/31/2004                 (.52)           --           (.52)          12.51          7.17
 Year ended 8/31/2003                 (.54)         (.02)          (.56)          12.17          2.55
-------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2007                 (.41)           --           (.41)          12.19           .85
 Year ended 8/31/2006                 (.41)           --           (.41)          12.49          2.42
 Year ended 8/31/2005                 (.41)           --           (.41)          12.60          4.10
 Year ended 8/31/2004                 (.43)           --           (.43)          12.51          6.38
 Year ended 8/31/2003                 (.44)         (.02)          (.46)          12.17          1.79
-------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2007                $(.40)        $  --          $(.40)         $12.19           .79%
 Year ended 8/31/2006                 (.40)           --           (.40)          12.49          2.37
 Year ended 8/31/2005                 (.40)           --           (.40)          12.60          3.98
 Year ended 8/31/2004                 (.41)           --           (.41)          12.51          6.24
 Year ended 8/31/2003                 (.43)         (.02)          (.45)          12.17          1.66
-------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2007                 (.49)           --           (.49)          12.19          1.52
 Year ended 8/31/2006                 (.49)           --           (.49)          12.49          3.11
 Year ended 8/31/2005                 (.49)           --           (.49)          12.60          4.74
 Year ended 8/31/2004                 (.50)           --           (.50)          12.51          7.02
 Year ended 8/31/2003                 (.52)         (.02)          (.54)          12.17          2.41

                                                   Ratio of    Ratio of
                                                   expenses    expenses
                                    Net assets,   to average  to average     Ratio of
                                      end of      net assets  net assets     net income
                                       year         before      after        to average
                                   (in millions)   waivers    waivers/3/   net assets/3/
-----------------------------------------------------------------------------------------

 CLASS A:
 Year ended 8/31/2007                 $5,259         .57%        .54%          4.02%
 Year ended 8/31/2006                  4,267         .59         .56           4.04
 Year ended 8/31/2005                  3,581         .60         .57           4.08
 Year ended 8/31/2004                  3,083         .61         .61           4.23
 Year ended 8/31/2003                  2,905         .61         .61           4.33
-----------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2007                    117        1.32        1.29           3.28
 Year ended 8/31/2006                    120        1.34        1.32           3.29
 Year ended 8/31/2005                    121        1.35        1.33           3.33
 Year ended 8/31/2004                    119        1.36        1.36           3.48
 Year ended 8/31/2003                    114        1.37        1.37           3.56
-----------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2007                 $  244        1.37%       1.34%          3.22%
 Year ended 8/31/2006                    196        1.40        1.37           3.22
 Year ended 8/31/2005                    165        1.46        1.44           3.21
 Year ended 8/31/2004                    134        1.49        1.49           3.34
 Year ended 8/31/2003                    120        1.50        1.50           3.43
-----------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2007                    785         .64         .61           3.93
 Year ended 8/31/2006                    425         .65         .62           3.96
 Year ended 8/31/2005                    227         .72         .69           3.95
 Year ended 8/31/2004                    120         .75         .75           4.09
 Year ended 8/31/2003                     68         .75         .75           4.19

                                       43

Tax-exempt income funds / Prospectus


                                           YEAR ENDED AUGUST 31
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        8%          9%          9%          8%           8%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude all sales charges, including contingent deferred sales charges.
3 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.

                                       44
                                           Tax-exempt income funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

                                                    INCOME FROM INVESTMENT OPERATIONS/1/
                                                                    Net
                                                               (losses) gains
                                        Net asset              on securities               Dividends
                                         value,       Net      (both realized  Total from  (from net     Net asset
                                        beginning  investment       and        investment  investment  value, end of      Total
                                         of year     income     unrealized)    operations   income)        year       return/2,3/
------------------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2007                    $15.60       $.70         $(.06)        $ .64       $(.70)       $15.54          4.12%
 Year ended 7/31/2006                     15.61        .70          (.02)          .68        (.69)        15.60          4.44
 Year ended 7/31/2005                     15.23        .68           .37          1.05        (.67)        15.61          7.03
 Year ended 7/31/2004                     14.98        .71           .24           .95        (.70)        15.23          6.45
 Year ended 7/31/2003                     15.28        .77          (.31)          .46        (.76)        14.98          3.06
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2007                     15.60        .59          (.06)          .53        (.59)        15.54          3.40
 Year ended 7/31/2006                     15.61        .59          (.02)          .57        (.58)        15.60          3.71
 Year ended 7/31/2005                     15.23        .58           .37           .95        (.57)        15.61          6.30
 Year ended 7/31/2004                     14.98        .61           .24           .85        (.60)        15.23          5.71
 Year ended 7/31/2003                     15.28        .66          (.31)          .35        (.65)        14.98          2.34
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2007                     15.60        .58          (.06)          .52        (.58)        15.54          3.35
 Year ended 7/31/2006                     15.61        .58          (.02)          .56        (.57)        15.60          3.66
 Year ended 7/31/2005                     15.23        .56           .37           .93        (.55)        15.61          6.17
 Year ended 7/31/2004                     14.98        .59           .24           .83        (.58)        15.23          5.59
 Year ended 7/31/2003                     15.28        .64          (.31)          .33        (.63)        14.98          2.21
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2007                     15.60        .69          (.06)          .63        (.69)        15.54          4.08
 Year ended 7/31/2006                     15.61        .69          (.02)          .67        (.68)        15.60          4.41
 Year ended 7/31/2005                     15.23        .67           .37          1.04        (.66)        15.61          6.95
 Year ended 7/31/2004                     14.98        .70           .24           .94        (.69)        15.23          6.35
 Year ended 7/31/2003                     15.28        .76          (.31)          .45        (.75)        14.98          2.96

                                                        Ratio of     Ratio of
                                                       expenses to  expenses to
                                         Net assets,     average      average       Ratio of
                                           end of      net assets   net assets      net income
                                            year         before        after        to average
                                        (in millions)    waivers    waivers/3/    net assets/3/
------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2007                      $1,932          .70%         .67%          4.44%
 Year ended 7/31/2006                       1,597          .69          .66           4.47
 Year ended 7/31/2005                       1,370          .71          .69           4.39
 Year ended 7/31/2004                       1,108          .74          .74           4.67
 Year ended 7/31/2003                         955          .77          .77           5.08
------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2007                          66         1.41         1.38           3.74
 Year ended 7/31/2006                          66         1.41         1.38           3.75
 Year ended 7/31/2005                          65         1.42         1.40           3.69
 Year ended 7/31/2004                          60         1.45         1.45           3.96
 Year ended 7/31/2003                          52         1.47         1.47           4.34
------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2007                         120         1.46         1.43           3.68
 Year ended 7/31/2006                         101         1.46         1.43           3.70
 Year ended 7/31/2005                          90         1.54         1.52           3.55
 Year ended 7/31/2004                          70         1.57         1.57           3.83
 Year ended 7/31/2003                          56         1.59         1.59           4.19
------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2007                         167          .74          .71           4.39
 Year ended 7/31/2006                         121          .72          .69           4.43
 Year ended 7/31/2005                          86          .78          .76           4.29
 Year ended 7/31/2004                          46          .82          .82           4.55
 Year ended 7/31/2003                          24          .85          .85           4.91

                                       45
Tax-exempt income funds / Prospectus


                                            YEAR ENDED JULY 31
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       23%         14%         10%          6%           7%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude all sales charges, including contingent deferred sales charges.
3 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.

                                       46

                                           Tax-exempt income funds / Prospectus


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

                                                        INCOME FROM INVESTMENT OPERATIONS/1/
                                                                        Net
                                                                   (losses) gains
                                            Net asset              on securities
                                             value,       Net      (both realized  Total from
                                            beginning  investment       and        investment
                                             of year     income     unrealized)    operations
-----------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2007                        $15.14       $.53         $(.03)         $.50
 Year ended 7/31/2006                         15.34        .50          (.20)          .30
 Year ended 7/31/2005                         15.33        .51           .01           .52
 Year ended 7/31/2004                         15.17        .51           .16           .67
 Year ended 7/31/2003                         15.28        .52          (.11)          .41
-----------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2007                         15.14        .42          (.03)          .39
 Year ended 7/31/2006                         15.34        .40          (.20)          .20
 Year ended 7/31/2005                         15.33        .40           .01           .41
 Year ended 7/31/2004                         15.17        .40           .16           .56
 Year ended 7/31/2003                         15.28        .42          (.11)          .31
-----------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2007                         15.14        .42          (.03)          .39
 Year ended 7/31/2006                         15.34        .39          (.20)          .19
 Year ended 7/31/2005                         15.33        .38           .01           .39
 Year ended 7/31/2004                         15.17        .38           .16           .54
 Year ended 7/31/2003                         15.28        .40          (.11)          .29
-----------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2007                         15.14        .53          (.03)          .50
 Year ended 7/31/2006                         15.34        .50          (.20)          .30
 Year ended 7/31/2005                         15.33        .50           .01           .51
 Year ended 7/31/2004                         15.17        .49           .16           .65
 Year ended 7/31/2003                         15.28        .51          (.11)          .40

                                            Dividends
                                            (from net     Net asset
                                            investment  value, end of      Total
                                             income)        year       return/2,3/
---------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2007                         $(.53)       $15.11          3.33%
 Year ended 7/31/2006                          (.50)        15.14          2.00
 Year ended 7/31/2005                          (.51)        15.34          3.40
 Year ended 7/31/2004                          (.51)        15.33          4.40
 Year ended 7/31/2003                          (.52)        15.17          2.71
---------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2007                          (.42)        15.11          2.62
 Year ended 7/31/2006                          (.40)        15.14          1.30
 Year ended 7/31/2005                          (.40)        15.34          2.69
 Year ended 7/31/2004                          (.40)        15.33          3.69
 Year ended 7/31/2003                          (.42)        15.17          1.98
---------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2007                          (.42)        15.11          2.56
 Year ended 7/31/2006                          (.39)        15.14          1.25
 Year ended 7/31/2005                          (.38)        15.34          2.57
 Year ended 7/31/2004                          (.38)        15.33          3.55
 Year ended 7/31/2003                          (.40)        15.17          1.86
---------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2007                          (.53)        15.11          3.32
 Year ended 7/31/2006                          (.50)        15.14          2.00
 Year ended 7/31/2005                          (.50)        15.34          3.32
 Year ended 7/31/2004                          (.49)        15.33          4.32
 Year ended 7/31/2003                          (.51)        15.17          2.61

                                                            Ratio of     Ratio of
                                                           expenses to  expenses to
                                             Net assets,     average      average       Ratio of
                                               end of      net assets   net assets      net income
                                                year         before        after        to average
                                            (in millions)    waivers    waivers/3/    net assets/3/
----------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2007                           $763           .68%         .65%          3.47%
 Year ended 7/31/2006                            800           .66          .63           3.30
 Year ended 7/31/2005                            857           .66          .64           3.29
 Year ended 7/31/2004                            793           .68          .66           3.27
 Year ended 7/31/2003                            738           .71          .66           3.37
----------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2007                             30          1.38         1.35           2.78
 Year ended 7/31/2006                             41          1.37         1.33           2.59
 Year ended 7/31/2005                             50          1.37         1.35           2.59
 Year ended 7/31/2004                             52          1.38         1.37           2.57
 Year ended 7/31/2003                             51          1.40         1.35           2.63
----------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2007                             60          1.44         1.41           2.72
 Year ended 7/31/2006                             78          1.41         1.38           2.55
 Year ended 7/31/2005                            100          1.49         1.47           2.46
 Year ended 7/31/2004                            107          1.51         1.50           2.43
 Year ended 7/31/2003                            106          1.54         1.49           2.51
----------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2007                             52           .68          .65           3.46
 Year ended 7/31/2006                             46           .66          .63           3.29
 Year ended 7/31/2005                             40           .74          .72           3.20
 Year ended 7/31/2004                             33           .76          .75           3.17
 Year ended 7/31/2003                             29           .79          .74           3.27

                                       47
Tax-exempt income funds / Prospectus


                                         YEAR ENDED JULY 31
                          2007       2006       2005       2004        2003
-------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       26%        25%        12%        10%         10%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude all sales charges, including contingent deferred sales charges.
3 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.

                                       48

                                           Tax-exempt income funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA

                                                 INCOME FROM INVESTMENT OPERATIONS/1/
                                                                 Net
                                                            (losses) gains
                                     Net asset              on securities
                                      value,       Net      (both realized  Total from
                                     beginning  investment       and        investment
                                      of year     income     unrealized)    operations
----------------------------------------------------------------------------------------

 CLASS A:
 Year ended 8/31/2007                 $16.75       $.67         $(.49)        $ .18
 Year ended 8/31/2006                  16.88        .66          (.12)          .54
 Year ended 8/31/2005                  16.66        .67           .24           .91
 Year ended 8/31/2004                  16.20        .69           .46          1.15
 Year ended 8/31/2003                  16.54        .69          (.34)          .35
----------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2007                  16.75        .55          (.49)          .06
 Year ended 8/31/2006                  16.88        .54          (.12)          .42
 Year ended 8/31/2005                  16.66        .55           .24           .79
 Year ended 8/31/2004                  16.20        .57           .46          1.03
 Year ended 8/31/2003                  16.54        .57          (.34)          .23
----------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2007                  16.75        .54          (.49)          .05
 Year ended 8/31/2006                  16.88        .53          (.12)          .41
 Year ended 8/31/2005                  16.66        .53           .24           .77
 Year ended 8/31/2004                  16.20        .55           .46          1.01
 Year ended 8/31/2003                  16.54        .55          (.34)          .21
----------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2007                  16.75        .66          (.49)          .17
 Year ended 8/31/2006                  16.88        .65          (.12)          .53
 Year ended 8/31/2005                  16.66        .65           .24           .89
 Year ended 8/31/2004                  16.20        .67           .46          1.13
 Year ended 8/31/2003                  16.54        .67          (.34)          .33

                                            DIVIDENDS AND DISTRIBUTIONS

                                     Dividends                       Total
                                     (from net   Distributions     dividends      Net asset
                                     investment      (from            and       value, end of      Total
                                      income)    capital gains)  distributions      year       return/2,3/
---------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 8/31/2007                  $(.67)        $  --          $(.67)         $16.26          1.05%
 Year ended 8/31/2006                   (.66)         (.01)          (.67)          16.75          3.28
 Year ended 8/31/2005                   (.67)         (.02)          (.69)          16.88          5.57
 Year ended 8/31/2004                   (.69)           --           (.69)          16.66          7.22
 Year ended 8/31/2003                   (.69)           --           (.69)          16.20          2.12
---------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2007                   (.55)           --           (.55)          16.26           .31
 Year ended 8/31/2006                   (.54)         (.01)          (.55)          16.75          2.52
 Year ended 8/31/2005                   (.55)         (.02)          (.57)          16.88          4.79
 Year ended 8/31/2004                   (.57)           --           (.57)          16.66          6.45
 Year ended 8/31/2003                   (.57)           --           (.57)          16.20          1.36
---------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2007                   (.54)           --           (.54)          16.26           .26
 Year ended 8/31/2006                   (.53)         (.01)          (.54)          16.75          2.46
 Year ended 8/31/2005                   (.53)         (.02)          (.55)          16.88          4.67
 Year ended 8/31/2004                   (.55)           --           (.55)          16.66          6.30
 Year ended 8/31/2003                   (.55)           --           (.55)          16.20          1.22
---------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2007                   (.66)           --           (.66)          16.26           .98
 Year ended 8/31/2006                   (.65)         (.01)          (.66)          16.75          3.22
 Year ended 8/31/2005                   (.65)         (.02)          (.67)          16.88          5.44
 Year ended 8/31/2004                   (.67)           --           (.67)          16.66          7.07
 Year ended 8/31/2003                   (.67)           --           (.67)          16.20          1.97

                                                     Ratio of    Ratio of
                                                     expenses    expenses
                                      Net assets,   to average  to average     Ratio of
                                        end of      net assets  net assets     net income
                                         year         before      after        to average
                                     (in millions)   waivers    waivers/3/   net assets/3/
-------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 8/31/2007                   $1,366         .62%        .59%          4.01%
 Year ended 8/31/2006                    1,070         .63         .60           4.00
 Year ended 8/31/2005                      838         .65         .62           4.02
 Year ended 8/31/2004                      622         .70         .70           4.21
 Year ended 8/31/2003                      553         .68         .68           4.19
-------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2007                       22        1.37        1.34           3.27
 Year ended 8/31/2006                       23        1.39        1.36           3.25
 Year ended 8/31/2005                       23        1.40        1.38           3.28
 Year ended 8/31/2004                       24        1.45        1.45           3.46
 Year ended 8/31/2003                       21        1.43        1.43           3.32
-------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2007                      116        1.42        1.39           3.20
 Year ended 8/31/2006                       97        1.44        1.41           3.19
 Year ended 8/31/2005                       78        1.52        1.49           3.14
 Year ended 8/31/2004                       49        1.58        1.58           3.31
 Year ended 8/31/2003                       38        1.56        1.56           3.27
-------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2007                      180         .69         .66           3.93
 Year ended 8/31/2006                      102         .69         .66           3.91
 Year ended 8/31/2005                       42         .77         .74           3.86
 Year ended 8/31/2004                       16         .83         .83           4.04
 Year ended 8/31/2003                       10         .82         .82           4.03

                                       49
Tax-exempt income funds / Prospectus


                                           YEAR ENDED AUGUST 31
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        8%         14%         11%          8%          16%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude all sales charges, including contingent deferred sales charges.
3 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.

                                       50

                                           Tax-exempt income funds / Prospectus

Appendix

MOODY'S INVESTORS SERVICE
MUNICIPAL LONG-TERM RATING DEFINITIONS

Moody's Investors Service ("Moody's") rates the long-term debt securities issued by U.S. municipal and tax-exempt entities from Aaa to C. Moody's appends the numerical modifiers 1, 2 and 3 in each generic rating category from Aa through
Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Ratings are described as follows:

Aaa -- Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa -- Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A -- Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa -- Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba -- Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B -- Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa -- Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca -- Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C -- Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

Standard & Poor's Corporation ("S&P") rates the long-term debt securities of various entities in categories ranging from AAA to D according to quality. The ratings from AA to CCC may be modified by the addition of a plus (+) or minus
(-) sign to show relative standing within the major rating categories. Ratings are described as follows:

AAA -- An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                                       51

Tax-exempt income funds / Prospectus


AA -- An obligation rated AA differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C -- Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                                       52

                                           Tax-exempt income funds / Prospectus

[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800/421-9900
          FOR 24                   American FundsLine
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies and the independent registered public accounting firms' reports (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospecuts. The codes of ethics describe the personal investing policies adopted by the funds, the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, DC 20549-0102. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the funds at 333 South Hope Street,
Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.
LOGO

                                          Investment Company File No. 811-02421
                                          Investment Company File No. 811-08576
Printed on recycled paper                 Investment Company File No. 811-07888
MFGEPR-965-1107P Litho in USA             Investment Company File No. 811-04694
CGD/MC/8020
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International    Capital Guardian      Capital Bank and Trust

[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

The Tax-Exempt Bond Fund of America/(R)/
American High-Income Municipal Bond Fund/(R)/
Limited Term Tax-Exempt Bond Fund of America/SM/
The Tax-Exempt Fund of California/(R)/

 PROSPECTUS
 ADDENDUM

 November 1, 2007

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Class R-5 shares of The Tax-Exempt Bond Fund of America, American High-Income
Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The
Tax-Exempt Fund of California are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company./SM
Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for these funds.

Risk/Return summary -- pages 1-10

 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:

 THE TAX-EXEMPT BOND FUND OF AMERICA            1 YEAR    LIFETIME/*/
-----------------------------------------------------------------------

 CLASS R-5 -- FIRST SOLD 7/15/02
 Before taxes                                    4.94%       4.80%
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
-----------------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 7/15/02
 Before taxes                                    6.58%       5.71%
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 7/15/02
 Before taxes                                    3.83%       3.61%
 THE TAX-EXEMPT FUND OF CALIFORNIA
-----------------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 7/15/02
 Before taxes                                    5.06%       4.97%

* Lifetime results are measured from the date the share class was first sold.


Fees and expenses of the funds -- pages 11-14

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------

 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                               CLASS R-5

 THE TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------------------------------
 Management fees/1/                              0.27%
--------------------------------------------------------------------
 Distribution and/or service (12b-1) fees        none
--------------------------------------------------------------------
 Other expenses/2/                               0.13
--------------------------------------------------------------------
 Total annual fund operating expenses/1/         0.40
--------------------------------------------------------------------

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
--------------------------------------------------------------------
 Management fees/1/                              0.33%
--------------------------------------------------------------------
 Distribution and/or service (12b-1) fees        none
--------------------------------------------------------------------
 Other expenses/2/                               0.15
--------------------------------------------------------------------
 Total annual fund operating expenses/1/         0.48
--------------------------------------------------------------------

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------------------------------
 Management fees/1/                              0.31%
--------------------------------------------------------------------
 Distribution and/or service (12b-1) fees        none
--------------------------------------------------------------------
 Other expenses/2/                               0.15
--------------------------------------------------------------------
 Total annual fund operating expenses/1/         0.46
--------------------------------------------------------------------

 THE TAX-EXEMPT FUND OF CALIFORNIA
--------------------------------------------------------------------
 Management fees/1/                              0.33%
--------------------------------------------------------------------
 Distribution and/or service (12b-1) fees        none
--------------------------------------------------------------------
 Other expenses/2/                               0.12
--------------------------------------------------------------------
 Total annual fund operating expenses/1/         0.45
--------------------------------------------------------------------

1 The funds' investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time, in consultation with the funds'
 board, but it is expected to continue at this level until further review. The funds' investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses shown above do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights tables in this prospectus addendum and in the funds' annual report.
2 A portion of the funds' expenses may be used to pay third parties (including affiliates of the funds' investment adviser) that provide recordkeeping services to retirement plans invested in the funds.

EXAMPLES

The examples below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that each fund's operating expenses remain the same as shown on the previous page. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                          1 YEAR  3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 THE TAX-EXEMPT BOND FUND OF AMERICA
 Class R-5                                 $41    $    128   $224       $505
-------------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
 Class R-5                                  49         154    269        604
-------------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
 Class R-5                                  47         148    258        579
-------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
 Class R-5                                  46         144    252        567
-------------------------------------------------------------------------------

Purchase and exchange of shares -- pages 29-32

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the funds are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the funds.

Sales charges -- pages 32-35

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.


Financial highlights/1/ -- pages 43-50
The Financial Highlights tables are intended to help you understand each fund's results. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain reimbursements/waivers from
Capital Research and Management Company. For more information about these reimbursements/ waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the funds" in this prospectus and the funds'
annual report. The information in the Financial Highlights table for The
Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and
Limited Term Tax-Exempt Bond Fund of America has been audited by
PricewaterhouseCoopers LLP and the information for The Tax-Exempt Fund of
California has been audited by Deloitte & Touche LLP. The independent registered public accounting firms' reports, along with each fund's financial statements, are included in the statement of additional information for the funds, which is available upon request.

                                                 INCOME FROM INVESTMENT OPERATIONS/1/
                                                                  Net
                                                             (losses) gains
                                     Net asset               on securities
                                      value,       Net      (both realized   Total from
                                     beginning  investment        and        investment
                                      of year     income      unrealized)    operations
-----------------------------------------------------------------------------------------

CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA
 Year ended 8/31/2007                 $12.49       $.52         $(.30)          $.22
 Year ended 8/31/2006                  12.60        .52          (.11)           .41
 Year ended 8/31/2005                  12.51        .53           .09            .62
 Year ended 8/31/2004                  12.17        .55           .33            .88
 Year ended 8/31/2003                  12.41        .56          (.22)           .34

                                            DIVIDENDS AND DISTRIBUTIONS

                                     Dividends                       Total
                                     (from net   Distributions     dividends      Net asset
                                     investment      (from            and       value, end of    Total
                                      income)    capital gains)  distributions      year       return/2/
----------------------------------------------------------------------------------------------------------

CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA
 Year ended 8/31/2007                  $(.52)        $  --          $(.52)         $12.19        1.77%
 Year ended 8/31/2006                   (.52)           --           (.52)          12.49        3.35
 Year ended 8/31/2005                   (.53)           --           (.53)          12.60        5.05
 Year ended 8/31/2004                   (.54)           --           (.54)          12.51        7.34
 Year ended 8/31/2003                   (.56)         (.02)          (.58)          12.17        2.72

                                                     Ratio of    Ratio of
                                                     expenses    expenses      Ratio of
                                      Net assets,   to average  to average        net
                                        end of      net assets  net assets      income
                                         year         before      after       to average
                                     (in millions)   waivers    waivers/2/   net assets/2/
-------------------------------------------------------------------------------------------

CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA
 Year ended 8/31/2007                    $107          .40%        .37%          4.20%
 Year ended 8/31/2006                     104          .42         .39           4.22
 Year ended 8/31/2005                      65          .42         .40           4.25
 Year ended 8/31/2004                      46          .43         .43           4.41
 Year ended 8/31/2003                      38          .44         .44           4.51


                                             INCOME FROM INVESTMENT OPERATIONS/1/
                                                             Net
                                                        (losses) gains
                              Net asset                  on securities              Dividends   Net asset
                                value,         Net      (both realized  Total from  (from net    value,
                              beginning     investment       and        investment  investment   end of      Total
                               of year        income     unrealized)    operations   income)      year     return/2/
----------------------------------------------------------------------------------------------------------------------

CLASS R-5:
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
 Year ended 7/31/2007           $15.60         $.73         $(.06)         $.67       $(.73)     $15.54      4.35%
 Year ended 7/31/2006            15.61          .73          (.02)          .71        (.72)      15.60      4.66
 Year ended 7/31/2005            15.23          .72           .37          1.09        (.71)      15.61      7.27
 Year ended 7/31/2004            14.98          .75           .24           .99        (.74)      15.23      6.68
 Year ended 7/31/2003            15.28          .80          (.31)          .49        (.79)      14.98      3.29

                                            Ratio of     Ratio of
                                           expenses to  expenses to
                             Net assets,   average net  average net   Ratio of net
                               end of        assets       assets         income
                                year         before        after       to average
                            (in millions)    waivers    waivers/2/    net assets/2/
------------------------------------------------------------------------------------

CLASS R-5:
AMERICAN HIGH-INCOME MUNICIPAL BO   FUND
 Year ended 7/31/2007            $25          .48%         .45%           4.67%
 Year ended 7/31/2006             22          .48          .45            4.68
 Year ended 7/31/2005             22          .48          .46            4.62
 Year ended 7/31/2004             27          .51          .51            4.90
 Year ended 7/31/2003             14          .53          .53            5.19

                                           INCOME FROM INVESTMENT OPERATIONS/1/
                                                           Net
                                                      (losses) gains
                             Net asset                 on securities
                              value,         Net      (both realized  Total from
                             beginning    investment       and        investment
                              of year       income     unrealized)    operations
----------------------------------------------------------------------------------

CLASS R-5:
LIMITED TERM TAX-EXEMPT FUND OF AMERICA
 Year ended 7/31/2007         $15.14         $.56         $(.03)         $.53
 Year ended 7/31/2006          15.34          .53          (.20)          .33
 Year ended 7/31/2005          15.33          .54           .01           .55
 Year ended 7/31/2004          15.17          .54           .16           .70
 Year ended 7/31/2003          15.28          .56          (.11)          .45

                           Dividends
                           (from net     Net asset
                           investment  value, end of    Total
                            income)        year       return/2/
-----------------------------------------------------------------

CLASS R-5:
LIMITED TERM TAX-EXEMPT FUND      ERICA
 Year ended 7/31/2007        $(.56)       $15.11        3.55%
 Year ended 7/31/2006         (.53)        15.14        2.22
 Year ended 7/31/2005         (.54)        15.34        3.63
 Year ended 7/31/2004         (.54)        15.33        4.63
 Year ended 7/31/2003         (.56)        15.17        2.93

                                           Ratio of     Ratio of
                                          expenses to  expenses to
                            Net assets,   average net  average net   Ratio of net
                              end of        assets       assets         income
                               year         before        after       to average
                           (in millions)    waivers    waivers/2/    net assets/2/
-----------------------------------------------------------------------------------

CLASS R-5:
LIMITED TERM TAX-EXEMPT FUND OF    RICA
 Year ended 7/31/2007           $53          .46%         .43%           3.69%
 Year ended 7/31/2006            41          .44          .41            3.52
 Year ended 7/31/2005            48          .44          .42            3.51
 Year ended 7/31/2004            50          .46          .44            3.49
 Year ended 7/31/2003            40          .49          .44            3.61


                                               INCOME FROM INVESTMENT OPERATIONS/1/
                                                               Net
                                                          (losses) gains
                                   Net asset               on securities
                                    value,       Net      (both realized  Total from
                                   beginning  investment       and        investment
                                    of year     income     unrealized)    operations
--------------------------------------------------------------------------------------

CLASS R-5:
THE TAX-EXEMPT FUND OF CALIFORNIA
 Year ended 8/31/2007               $16.75       $.70         $(.49)        $ .21
 Year ended 8/31/2006                16.88        .69          (.12)          .57
 Year ended 8/31/2005                16.66        .70           .24           .94
 Year ended 8/31/2004                16.20        .72           .46          1.18
 Year ended 8/31/2003                16.54        .72          (.34)          .38

                                          DIVIDENDS AND DISTRIBUTIONS

                                   Dividends                       Total
                                   (from net   Distributions     dividends      Net asset
                                   investment      (from            and       value, end of    Total
                                    income)    capital gains)  distributions      year       return/2/
--------------------------------------------------------------------------------------------------------

CLASS R-5:
THE TAX-EXEMPT FUND OF CALIFORNIA
 Year ended 8/31/2007                $(.70)        $  --          $(.70)         $16.26        1.22%
 Year ended 8/31/2006                 (.69)         (.01)          (.70)          16.75        3.45
 Year ended 8/31/2005                 (.70)         (.02)          (.72)          16.88        5.74
 Year ended 8/31/2004                 (.72)           --           (.72)          16.66        7.40
 Year ended 8/31/2003                 (.72)           --           (.72)          16.20        2.29

                                                   Ratio of    Ratio of
                                                   expenses    expenses      Ratio of
                                    Net assets,   to average  to average        net
                                      end of      net assets  net assets      income
                                       year         before      after       to average
                                   (in millions)   waivers    waivers/2/   net assets/2/
-----------------------------------------------------------------------------------------

CLASS R-5:
THE TAX-EXEMPT FUND OF CALIFORNIA
 Year ended 8/31/2007                   $87          .45%        .42%          4.18%
 Year ended 8/31/2006                    61          .47         .43           4.16
 Year ended 8/31/2005                    36          .48         .45           4.19
 Year ended 8/31/2004                    15          .53         .53           4.38
 Year ended 8/31/2003                    12          .51         .51           4.37

                                            YEAR ENDED JULY 31
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES
OF SHARES
 AMERICAN HIGH-INCOME      23%         14%         10%          6%           7%
MUNICIPAL BOND FUND
 LIMITED TERM
TAX-EXEMPT FUND OF         26          25          12          10           10
AMERICA

                                           YEAR ENDED AUGUST 31
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES
OF SHARES
 THE TAX-EXEMPT BOND        8%          9%          9%          8%           8%
FUND OF AMERICA
 THE TAX-EXEMPT FUND        8          14          11           8           16
OF CALIFORNIA

1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.


                   THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                    THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                      (THE TAX-EXEMPT FUND OF CALIFORNIA)

                                     Part B
                      Statement of Additional Information
                              November 1, 2007

This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Bond Fund of America, Inc. ("TEBF"),
American High-Income Municipal Bond Fund, Inc. ("AHIM"), Limited Term Tax-Exempt
Bond Fund of America ("LTEX") and The American Funds Tax-Exempt Series II - The
Tax-Exempt Fund of California ("TEFCA") dated November 1, 2007. The prospectus may be obtained from your financial adviser or by writing to the funds at the following address:

                   The Tax-Exempt Bond Fund of America, Inc.
                 American High-Income Municipal Bond Fund, Inc.
                  Limited Term Tax-Exempt Bond Fund of America
                    The American Funds Tax-Exempt Series II
                      (The Tax-Exempt Fund of California)
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Financial statements

                       Tax-Exempt Income Funds -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax.

..    The fund will not invest in securities that subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or better by Standard & Poor's Corporation ("S&P") or Moody's Investors
     Service ("Moody's") or unrated but determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated BBB or below by S&P and Baa or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 20% of its assets in debt securities rated BB or below by S&P and Ba or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest substantially in securities with maturities in excess of three years.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax
     (including securities subject to alternative minimum tax).

..    The fund may invest, without limitation, in securities that may subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or below by S&P or Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest at least 50% of its assets in debt securities rated
     BBB or below by S&P or Baa or below by Moody's or unrated but determined to be of equivalent quality.

                       Tax-Exempt Income Funds -- Page 2

..    The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in obligations of the same type
     (however, the fund may not invest 25% or more in municipal securities of the same project type issued by non-governmental entities).

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax and that do not subject fund shareholders to alternative minimum tax.

..    The fund may invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or better by S&P or Moody's or unrated but determined to be of equivalent quality.
..    The fund may invest up to 35% of its assets in debt securities rated BBB by
     S&P and Baa by Moody's or unrated but determined to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced below BBB or Baa (or if unrated, when its quality falls below the equivalent of BBB or Baa).

..    The dollar-weighted average maturity of the fund's portfolio will be between three and 10 years.

THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject fund shareholders to alternative minimum tax.

..    The fund may invest up to 20% of its assets in securities that may subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 65% of its assets in debt securities rated
     BBB or better by S&P or Baa or better by Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 20% of its assets in debt securities rated BB or below by S&P and Ba or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest substantially in securities with maturities in excess of three years.

                        *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                       Tax-Exempt Income Funds -- Page 3

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

THE TAX-EXEMPT BOND FUND OF AMERICA, AMERICAN HIGH-INCOME MUNICIPAL BOND FUND,
------------------------------------------------------------------------------
LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA AND THE TAX-EXEMPT FUND OF
-----------------------------------------------------------------------
CALIFORNIA
----------

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, the prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

                       Tax-Exempt Income Funds -- Page 4

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier. See the Appendix for more information about credit ratings.

MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or

                       Tax-Exempt Income Funds -- Page 5

other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

MUNICIPAL LEASE OBLIGATIONS -- The funds may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

INSURED MUNICIPAL BONDS -- The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the funds or any other party, and is usually purchased from private, non-governmental insurance companies. The credit rating of an insured municipal bond reflects the credit rating of the insurer, based on the insurer's claims-paying ability. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund's shares.

U.S. COMMONWEALTH OBLIGATIONS -- The funds may invest in obligations of the
Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin
Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the funds' holdings in such obligations.

ZERO COUPON BONDS -- Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

PRE-REFUNDED BONDS -- From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders.
For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

CASH AND CASH EQUIVALENTS -- The funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less),
(c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors and (e) securities of the

                       Tax-Exempt Income Funds -- Page 6

U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.

TEMPORARY INVESTMENTS -- The funds may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax.
Further, a portion of a fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the
U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S.
government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d)
repurchase agreements.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

ADJUSTMENT OF MATURITIES -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of a fund's portfolio accordingly, keeping in mind the fund's objectives.

ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in

                       Tax-Exempt Income Funds -- Page 7

response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the funds to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).

PRIVATE PLACEMENTS -- Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund's board of directors/trustees.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the funds. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' board of directors/trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited. The funds do not currently intend to engage in this investment practice over the next 12 months.

LEGAL DEVELOPMENTS -- The U.S. Supreme Court has accepted the appeal of a
Kentucky case which could have a significant impact on the tax treatment of municipal bonds issued by states and their political subdivisions. In 2006, the Kentucky Court of Appeals ruled that it was unlawful for a state to exempt from its income tax any interest derived from bonds issued by the state and its political subdivisions, while at the same time subjecting to its tax the interest derived from bonds issued by other states and their political subdivisions. A decision on the appeal is unlikely before mid-2008. If the
U.S. Supreme Court sustains the Kentucky decision, all states may be required to provide equal tax treatment for interest derived from in-state and out-of-state municipal bonds. In that event, a state legislature may determine that interest derived from all municipal bonds, whether held directly or indirectly through the fund and regardless of their state of origin, will be

                       Tax-Exempt Income Funds -- Page 8

exempt from such state's income tax. Alternatively, the legislature may determine that interest derived from bonds issued by the state and its political subdivisions will no longer be exempt from state income tax. Either of these alternatives may have an impact on the value of bonds issued by the states and their political subdivisions. The outcome of the case and the nature and timing of any required changes in tax laws are uncertain.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, LIMITED TERM TAX-EXEMPT BOND FUND OF
------------------------------------------------------------------------------
AMERICA AND THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------------------

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX -- The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND AND THE TAX-EXEMPT FUND OF CALIFORNIA
------------------------------------------------------------------------------

CONCENTRATION OF INVESTMENTS -- The funds may invest more than 25% of their assets in industrial development bonds.

AHIM may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make
AHIM more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the fund's share price also may increase.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------
MATURITY -- Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio will range between three and 10 years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------

RISK FACTORS RELATING TO CALIFORNIA DEBT OBLIGATIONS -- Because the fund invests primarily in securities issued by the State of California (the "State"), its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State and various local agencies in California, available as of the date of this statement of additional information.

                       Tax-Exempt Income Funds -- Page 9

A variety of events, such as economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to
California's municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the State's economy.

California's economy and general financial condition affect the ability of State and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the State level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the State's credit rating, make it more expensive for the State to borrow money, and impact municipal issuers'
ability to pay their obligations. For example, in the past various nationally recognized statistical ratings organizations ("NRSROs") have lowered their ratings on California general obligation bonds, making it more expensive for the
State to borrow money. Recently, NRSROs have increased such ratings. It is not currently possible to determine whether, or the extent to which, an NRSRO may change such ratings, either up or down, in the future.

California is the most populous state in the nation with a diverse economy.
Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of the
State's significant industries are sensitive to economic disruptions in their export markets. The State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State's General
Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities' ability to raise real property taxes) and 218 (limiting local governments' ability to impose "property related" fees, assessments and taxes) have constrained local governments' ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

                       Tax-Exempt Income Funds -- Page 10

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year.

                                         FISCAL YEAR/PERIOD        PORTFOLIO TURNOVER RATE
--------------------------------------------------------------------------------------------

 TEBF                                           2007                          8%
                                                2006                          9
--------------------------------------------------------------------------------------------
 AHIM                                           2007                         23
                                                2006                         14
--------------------------------------------------------------------------------------------
 LTEX                                           2007                         26
                                                2006                         25
--------------------------------------------------------------------------------------------
 TEFCA                                          2007                          8
                                                2006                         14
--------------------------------------------------------------------------------------------

See "Financial highlights" in the prospectus for the funds' annual portfolio turnover for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

These restrictions provide that the fund may not:

1.   With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2.   Enter into any repurchase agreement if, as a result, more than 10% of the value of the fund's total assets would be subject to repurchase agreements maturing in more than seven days;

                       Tax-Exempt Income Funds -- Page 11

3.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

4.   Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

5.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

6.   Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

7.   Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

8.   Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

9.   Invest in companies for the purpose of exercising control or management;

10.  Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

11.   Write, purchase or sell puts, calls, straddles, spreads or any combination thereof.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least
80% of the income that the fund distributes is exempt from federal income tax.

For the purpose of the fund's investment restrictions, the identification of the
"issuer" of municipal bonds that are not general obligation bonds is made by the
Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

For purposes of Investment Restriction #10, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund may not invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects
(such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may on occasion invest more than an

                       Tax-Exempt Income Funds -- Page 12

aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction;

2.   The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

3.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.
4.   The fund may not issue senior securities, except as permitted by the 1940
Act.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

These restrictions provide that the fund may not:

1.   With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   Invest in companies for the purpose of exercising control or management;

3.   Purchase or sell real estate (including real estate limited partnerships)
unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

4.   Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

5.   Engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

6.   Make loans in an aggregate amount in excess of 33 1/3% of the value of the fund's total assets, taken at the time any loan is made, provided that the purchase of debt securities pursuant to the fund's investment objective and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction and that loans of portfolio securities may be made;

7.   Issue senior securities, except as permitted under the Investment Company
Act of 1940;

8.   Borrow money, except from banks for temporary or emergency purposes not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

                       Tax-Exempt Income Funds -- Page 13

9.   Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features);

10.  Invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities. However, the fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, life care facilities or other purposes. As a result, the fund may be more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. As the concentration in the securities of a particular category of issuer increases, the potential for fluctuation in the value of the fund's shares also increases;
nor

11.  Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax. For this purpose, securities subject to federal alternative minimum tax are considered tax-exempt securities. In the alternative, the fund will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund does not currently intend (at least for the next 12 months) to lend portfolio securities. However, if such action is authorized by the board of directors, loans of portfolio securities as described under "Loans of Portfolio
Securities" shall be made in accordance with the terms and conditions therein set forth and consistent with fundamental investment restriction #6;

2.   The fund will not invest more than 15% of the value of its net assets in illiquid securities;

3.   The fund does not currently intend (at least for the next 12 months) to invest in the securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or in connection with the implementation of any deferred compensation plan as adopted by the board of directors;

4.   The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of total assets.
For the purposes of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

                       Tax-Exempt Income Funds -- Page 14

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

These restrictions provide that the fund may not:

 1.  With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2.   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3.  Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 4.  Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

 5.  Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

 6.  Invest in companies for the purpose of exercising control or management;

 7.  Make loans to others except for (a) purchasing debt securities; (b)
entering into repurchase agreements; and (c) loaning portfolio securities;

 8.  Issue senior securities, except as permitted under the Investment Company
Act of 1940;

 9.  Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for
300% asset coverage; nor

10.  Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features).

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least
80% of the income that the fund distributes is exempt from federal income tax.

                       Tax-Exempt Income Funds -- Page 15

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.    The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2.   The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except as permitted by the 1940 Act, as amended.

3.    The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

4.   The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S.
government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

5.   The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.
For the purpose of the fund's investment restrictions, the identification of the
"issuer" of municipal bonds that are not general obligation bonds is made by the
Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------

These restrictions provide that the fund may not:

1.   Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

2.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

3.   Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

4.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

5.   Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

                       Tax-Exempt Income Funds -- Page 16

6.   Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

7.   Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

8.   Invest in companies for the purpose of exercising control or management;

9.   Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

10.  Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

11.  Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U. S.
government obligations are not considered to be part of any industry.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal and California income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal and California income tax.

For the purpose of the fund's investment restrictions, the identification of the issuer of municipal bonds which are not general obligation bonds is made by the
Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For purposes of Investment Restriction #9, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

The fund may not:

1.   Invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

2.   Invest more than 15% of its value of its net assets in illiquid securities.

3.   Invest in securities of other investment companies, except as permitted by the 1940 Act, as amended.
4.   Issue senior securities, except as permitted by the 1940 Act.

                       Tax-Exempt Income Funds -- Page 17

                            MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS/TRUSTEES AND OFFICERS

"INDEPENDENT" DIRECTORS/TRUSTEES/1 /

                                                                       NUMBER OF
 NAME, AGE AND                                                       PORTFOLIOS/3/
 POSITION WITH FUND                                                     OVERSEEN
 (YEAR FIRST ELECTED                   PRINCIPAL OCCUPATION(S)             BY          OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/TRUSTEE/2/)              DURING PAST FIVE YEARS      DIRECTOR/TRUSTEE       BY DIRECTOR/TRUSTEE
-------------------------------------------------------------------------------------------------------------------

 Ambassador Richard G. Capen,        Corporate director and                15          Carnival Corporation
 Jr., 73                             author; former U.S.
 Director/Trustee (1999)             Ambassador to Spain; former
                                     Vice Chairman,
                                     Knight-Ridder, Inc.
                                     (communications company);
                                     former Chairman and
                                     Publisher, The Miami Herald
-------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 74           Private investor; former              21          AECOM Technology
 Director/Trustee                    President and CEO, The                            Corporation;
 (TEBF-1979; AHIM-1994;              Mission Group (non-utility                        Ducommun Incorporated;
 LTEX-1993; TEFCA-1986)              holding company, subsidiary                       IHOP Corporation;
                                     of Southern California                            Southwest Water Company
                                     Edison Company)
-------------------------------------------------------------------------------------------------------------------
 James G. Ellis, 60                  Vice Provost, Globalization,          12          Genius Products;
 Director (2006)                     University of Southern                            Professional Business Bank
                                     California; Dean and
                                     Professor, Marshall School
                                     of Business, University of
                                     Southern California
-------------------------------------------------------------------------------------------------------------------
 Martin Fenton, 72                   Chairman of the Board,                18          None
 Chairman of the Board               Senior Resource Group LLC
 (Independent and Non-Executive)     (development and management
 and Director/ Trustee               of senior living
 (TEBF-1989; AHIM-1994;              communities)
 LTEX-1993; TEFCA-1989)
-------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 61               President and CEO, Fuller             16          None
 Director/Trustee (1994)             Consulting (financial
                                     management consulting firm)

-------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 61                 Private investor; former              18          JPMorgan Value
 Director/Trustee (2005)             President, Dumbarton Group                        Opportunities Fund; The
                                     LLC (securities industry                          Swiss Helvetia Fund Inc.
                                     consulting); former
                                     Executive Vice President -
                                     Policy and Oversight, NASD
-------------------------------------------------------------------------------------------------------------------
 Richard G. Newman,/5/ 72            Chairman of the Board, AECOM          14          Sempra Energy;
 Director/Trustee                    Technology Corporation                            Southwest Water Company
 (TEBF-1991; AHIM-1994;              (engineering, consulting and
 LTEX-1993; TEFCA-1991)              professional technical
                                     services)
-------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 64                Principal, The Sanchez                13          None
 Director/Trustee (1999)             Family Corporation dba
                                     McDonald's Restaurants
                                     (McDonald's licensee)
-------------------------------------------------------------------------------------------------------------------
 Steadman Upham, 58                  President and Professor of            14          None
 Director/Trustee (2007)             Anthropology, The University
                                     of Tulsa; former President
                                     and Professor of
                                     Archaeology, Claremont
                                     Graduate University
-------------------------------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 18

"INTERESTED" DIRECTORS/TRUSTEES/6,7/

                                             PRINCIPAL OCCUPATION(S)
                                             DURING PAST FIVE YEARS         NUMBER OF
 NAME, AGE AND                                    AND POSITIONS           PORTFOLIOS/3/
 POSITION WITH FUND                       HELD WITH AFFILIATED ENTITIES      OVERSEEN
 (YEAR FIRST ELECTED AS A                 OR THE PRINCIPAL UNDERWRITER          BY          OTHER DIRECTORSHIPS/4/ HELD
 DIRECTOR/TRUSTEE/OFFICER/2/)                     OF THE FUNDS           DIRECTOR/TRUSTEE       BY DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------------------

 Brenda S. Ellerin, 44                     Senior Vice President -               1          None
 LTEX: President and Trustee               Fixed Income, Capital
 TEBF: Senior Vice President               Research and Management
 AHIM: Vice President                      Company

 (TEBF-1999; AHIM-2001; LTEX-1997)
------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine, 77                    Senior Vice President -              13          None
 AHIM, LTEX and TEBF: Vice Chairman and    Fixed Income, Capital
 Director/Trustee                          Research and Management
 TEFCA: President and Trustee              Company; Director, Capital
                                           Research and Management
 (TEBF-1979; AHIM-1994; LTEX-1993;         Company
 TEFCA-1986)
------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr., 58                    Vice Chairman of the Board,          14          None
 Vice Chairman and Director/Trustee        Capital Research and
 (TEBF-1986; AHIM-1994; LTEX-1993;         Management Company; Senior
 TEFCA-1986)                               Vice President - Fixed
                                           Income, Capital Research
                                           and Management Company;
                                           Director, The Capital Group
                                           Companies, Inc.*
------------------------------------------------------------------------------------------------------------------------
 Neil L. Langberg, 54                      Senior Vice President -               1          None
 TEBF: President and Director              Fixed Income, Capital
 AHIM, LTEX and TEFCA: Senior Vice         Research and Management
 President                                 Company

 (TEBF-1985; AHIM-1994; LTEX-1993;
 TEFCA-1986)
------------------------------------------------------------------------------------------------------------------------
 Mark R. Macdonald, 48                     Senior Vice President -               1          None
 AHIM: President and Director              Fixed Income, Capital
 (AHIM-1996)                               Research and Management
                                           Company; Director, Capital
                                           Research and Management
                                           Company
------------------------------------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 19

OTHER OFFICERS/7/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
-------------------------------------------------------------------------------

 David A. Hoag, 42       Senior Vice President - Fixed Income, Capital
 AHIM: Executive Vice    Research and Management Company
 President
 (AHIM-1997)
-------------------------------------------------------------------------------
 Edward B. Nahmias,      Senior Vice President - Fixed Income, Capital
 55                      Research Company*
 AHIM, TEBF and
 TEFCA: Vice
 President
 (TEBF-2004;
 AHIM-1999;
 TEFCA-2001)
-------------------------------------------------------------------------------
 Kristine M.             Vice President and Senior Counsel - Fund Business
 Nishiyama, 37           Management Group, Capital Research and Management
 Vice President          Company; Vice President and Counsel, Capital Bank and
 (2003)                  Trust Company*
-------------------------------------------------------------------------------
 Karl J. Zeile, 40       Vice President - Fixed Income, Capital Research and
 LTEX: Vice President    Management Company; Director, Capital Research
 (2004)                  Company*
-------------------------------------------------------------------------------
 Kimberly S. Verdick,    Vice President - Fund Business Management Group,
 43                      Capital Research and Management Company
 Secretary (1994)
-------------------------------------------------------------------------------
 Sharon G. Moseley,      Vice President - Fund Business Management Group,
 39                      Capital Research and Management Company
 Treasurer (2003)
-------------------------------------------------------------------------------
 Courtney R. Taylor,     Assistant Vice President - Fund Business Management
 32                      Group, Capital Research and Management Company
 Assistant Secretary
 (2006)
-------------------------------------------------------------------------------
 Ari M. Vinocor, 33      Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (2007)
-------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 20

* Company affiliated with Capital Research and Management Company.
1 The term "independent" director/trustee refers to a director/trustee who is not an "interested person" of the funds within the meaning of the 1940 Act.
2 Directors/Trustees and officers of the funds serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds) that are held by each director/trustee as a director of a public company or a registered investment company.
5 The investment adviser and its affiliates use a subsidiary of AECOM, Inc. to perform architectural and space management services. The investment adviser's business relationship with the subsidiary preceded its acquisition by AECOM in
 1994. The total fees relating to this engagement for the last two years represent less than 0.1% of AECOM, Inc.'s 2005 gross revenues.
6 "Interested persons" of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter). The listed individual may not be a director/trustee of all funds listed for him or her, but rather may be an officer of one or more such funds.

7 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
THE ADDRESS FOR ALL DIRECTORS/TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH
HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                       Tax-Exempt Income Funds -- Page 21

FUND SHARES OWNED BY DIRECTORS/TRUSTEES AS OF DECEMBER 31, 2006

                                                               AGGREGATE DOLLAR RANGE/1/
                                                                       OF SHARES
                                                                  OWNED IN ALL FUNDS
                                                                 WITHIN AMERICAN FUNDS
                              DOLLAR RANGE/1/ OF FUND               FAMILY OVERSEEN
         NAME                       SHARES OWNED                  BY DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS/TRUSTEES
-----------------------------------------------------------------------------------------
 Richard G. Capen,            TEBF               None                Over $100,000
 Jr.                          AHIM               None
                              LTEX               None
                             TEFCA          Over $100,000
-----------------------------------------------------------------------------------------
 H. Frederick                 TEBF          Over $100,000            Over $100,000
 Christie                     AHIM               None
                              LTEX               None
                             TEFCA          Over $100,000
-----------------------------------------------------------------------------------------
 James G. Ellis/2/                      None                             None
-----------------------------------------------------------------------------------------
 Martin Fenton                TEBF        $10,001 - $50,000          Over $100,000
                              AHIM        $10,001 - $50,000
                              LTEX        $10,001 - $50,000
                             TEFCA          Over $100,000
-----------------------------------------------------------------------------------------
 Leonard R. Fuller            TEBF               None              $50,001 - $100,000
                              AHIM               None
                              LTEX               None
                             TEFCA               None
-----------------------------------------------------------------------------------------
 R. Clark Hooper              TEBF        $10,001 - $50,000       $50,001 - $100,000
                              AHIM               None
                              LTEX               None
                             TEFCA               None
-----------------------------------------------------------------------------------------
 Richard G. Newman            TEBF        $10,001 - $50,000          Over $100,000
                              AHIM        $10,001 - $50,000
                              LTEX        $10,001 - $50,000
                             TEFCA        $10,001 - $50,000
-----------------------------------------------------------------------------------------
 Frank M. Sanchez             TEBF           $1 - $10,000          $10,001 - $50,000
                              AHIM           $1 - $10,000
                              LTEX           $1 - $10,000
                             TEFCA           $1 - $10,000
-----------------------------------------------------------------------------------------
 Steadman Upham/3/                      None                         Over $100,000
-----------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES
-----------------------------------------------------------------------------------------
 Brenda S. Ellerin            TEBF               N/A                 Over $100,000
                              AHIM               N/A
                              LTEX          Over $100,000
                             TEFCA               N/A
-----------------------------------------------------------------------------------------
 Abner D. Goldstine           TEBF          Over $100,000            Over $100,000
                              AHIM        $50,001 - $100,000
                              LTEX        $50,001 - $100,000
                             TEFCA        $50,001 - $100,000
-----------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.           TEBF          Over $100,000            Over $100,000
                              AHIM          Over $100,000
                              LTEX          Over $100,000
                             TEFCA          Over $100,000
-----------------------------------------------------------------------------------------
 Neil L. Langberg             TEBF        $10,001 - $50,000       $10,001 -  $50,000
                              AHIM               N/A
                              LTEX               N/A
                             TEFCA               N/A
-----------------------------------------------------------------------------------------
 Mark R. Macdonald            TEBF               N/A                 Over $100,000
                              AHIM          Over $100,000
                              LTEX               N/A
                             TEFCA               N/A
-----------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 22

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. N/A indicates that the listed individual is not a director/trustee of a particular fund. The amounts listed for "interested" directors/trustees include shares owned through
 The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Mr. Ellis was elected director on December 12, 2006. The aggregate dollar range of shares owned in all funds in the American Funds family on February 14,
 2007 was $10,001 - $50,000.
3 Dr. Upham was elected director/trustee on August 9, 2007.

DIRECTOR/TRUSTEE COMPENSATION -- No compensation is paid by the funds to any officer or director/trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership
(in each case referred to as a "board cluster"). The funds typically pay each independent director/trustee an annual fee, which ranges from $3,000 to $5,240 for TEBF, $1,500 to $2,480 for AHIM, $1,500 to $2,480 for LTEX, and $1,500 to
$2,480 for TEFCA, based primarily on the total number of board clusters on which that independent director/trustee serves.

In addition, the funds generally pay independent directors/trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors/trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The funds and the other funds served by each independent director/trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors/ trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred

                       Tax-Exempt Income Funds -- Page 23

compensation plan in effect for the funds. The funds also reimburse certain expenses of the independent directors/trustees.

DIRECTOR/TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31 OR
AUGUST 31, 2007/*/

                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                           COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                FROM THE FUNDS
-----------------------------------------------------------------------------------

 Richard G. Capen,          $6,513      TEBF                 $199,772/4/
 Jr./3/                      4,292      AHIM                  201,712/5/
                             4,290      LTEX
                             4,441      TEFCA
-----------------------------------------------------------------------------------
 H. Frederick               $6,021      TEBF                 $413,360/4/
 Christie/3/                 4,403      AHIM                  414,860/5/
                             4,399      LTEX
                             4,514      TEFCA
-----------------------------------------------------------------------------------
 James G. Ellis             $5,606      TEBF                 $ 79,610/4/
                             3,274      AHIM                 $ 87,104/5/
                             3,272      LTEX
                             3,603      TEFCA
-----------------------------------------------------------------------------------
 Martin Fenton/3/           $9,041      TEBF                 $373,942/4/
                             8,149      AHIM                  373,942/5/
                             8,144      LTEX
                             7,531      TEFCA
-----------------------------------------------------------------------------------
 Leonard R. Fuller/3/       $6,356      TEBF                 $300,784/4/
                             4,229      AHIM                  302,634/5/
                             4,227      LTEX
                             4,371      TEFCA
-----------------------------------------------------------------------------------
 R. Clark Hooper            $6,389      TEBF                 $304,285/4/
                             4,262      AHIM                  306,135/5/
                             4,260      LTEX
                             4,404      TEFCA
-----------------------------------------------------------------------------------
 Richard G. Newman          $7,641      TEBF                 $213,446/4/
                             8,647      AHIM                  215,386/5/
                             8,645      LTEX
                             5,899      TEFCA
-----------------------------------------------------------------------------------
 Frank M. Sanchez           $9,441      TEBF                 $116,751/4/
                             6,526      AHIM                  118,811/5/
                             6,524      LTEX
                             7,121      TEFCA
-----------------------------------------------------------------------------------
 Steadman Upham                  None/6/                     $112,184/4,5/
-----------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 24

* The Tax-Exempt Bond Fund of America's and The Tax-Exempt Fund of California's
 fiscal year ends on August 31. American High-Income Municipal Bond Fund's and
 Limited Term Tax-Exempt Bond Fund of America's fiscal year ends on July 31.
1 Amounts may be deferred by eligible directors/trustees under a nonqualified deferred compensation plan adopted by the funds in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more
 American Funds as designated by the directors/trustees. Compensation shown in this table for the fiscal years ended July 31, 2007 and August 31, 2007 does not include earnings on amounts deferred in previous fiscal years. See footnote
 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2007 fiscal year for participating directors/trustees is as follows:
  TEBF - Richard G. Capen, Jr. ($12,843), H. Frederick Christie ($21,382),
  Martin Fenton ($42,353) and Leonard R. Fuller ($43,039); and
  AHIM - Richard G. Capen, Jr. ($9,028), H. Frederick Christie ($14,430), Martin
  Fenton ($16,324) and Leonard R. Fuller ($19,521); and
  LTEX - Richard G. Capen, Jr. ($9,028), H. Frederick Christie ($13,682), Martin
  Fenton ($32,361) and Leonard R. Fuller ($19,564); and
  TEFCA - Richard G. Capen, Jr. ($9,130), H. Frederick Christie ($11,016),
  Martin Fenton ($36,310) and Leonard R. Fuller ($19,897).
  Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the directors/trustees.
4 For the fiscal year ended July 31, 2007.
5 For the fiscal year ended August 31, 2007.
6 Dr. Upham was elected director/trustee on August 9, 2007.

As of October 1, 2007, the officers and directors/trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS/TRUSTEES

Each fund is an open-end, diversified management investment company. The
Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund
were each organized as a Maryland corporation on July 20, 1979 and June 14,
1994, respectively. Limited Term Tax-Exempt Bond Fund of America and The
Tax-Exempt Fund of California were each organized as a Massachusetts business trust on July 12, 1993 and May 30, 1986, respectively. All fund operations are supervised by the funds' board of directors/trustees which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund is managed under the direction of the board of directors, and all powers of a fund are exercised by or under the authority of the board except as reserved to the shareholders by law or a fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of a fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

Independent board members are paid certain fees for services rendered to the funds as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the funds.

                       Tax-Exempt Income Funds -- Page 25

The funds have several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors/trustees and set forth in the fund's rule
18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of a fund's shares, a fund will hold a meeting at which any member of the board could be removed by a majority vote.

SHAREHOLDER AND DIRECTOR/TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where LTEX and TEFCA were organized as trusts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the trust itself would be unable to meet its obligations. The Declaration of Trust of each of LTEX and TEFCA contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the trust or trustees. The Declaration of Trust provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the trust and also provides for the trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under each Articles of Incorporation or Declaration of Trust of the funds, the directors/trustees or officers are not liable for actions or failure to act;
however they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Each fund will provide indemnification to its directors/ trustees and officers as authorized by its By-Laws and by the
1940 Act and the rules and regulations thereunder.

COMMITTEES OF THE BOARD OF DIRECTORS/TRUSTEES -- The funds have an audit committee comprised of James G. Ellis, Martin Fenton, Richard G. Newman and
Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee provides oversight regarding the funds'
accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers.
The committee acts as a liaison between the funds' independent registered public accounting firm and the full board of directors/trustees. Four audit committee meetings were held during the 2007 fiscal year.

The funds have a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; James G. Ellis; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; Frank M. Sanchez and Steadman Upham, none of whom is an "interested person" of the funds within the

                       Tax-Exempt Income Funds -- Page 26

meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement, Principal Underwriting Agreement, Administrative Services Agreement
and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors/trustees on these matters. One contracts committee meeting was held during the 2007 fiscal year.

 The funds have a nominating and governance committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; James G. Ellis; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; Frank M. Sanchez and Steadman Upham,
none of whom is an "interested person" of the funds within the meaning of the
1940 Act. The committee periodically reviews such issues as each board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors/trustees. The committee also evaluates, selects and nominates independent director/trustee candidates to each full board of directors/trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the boards. Such suggestions must be sent in writing to the nominating and governance committee of the funds, addressed to the funds'
secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Four nominating and governance committee meetings were held during the 2007 fiscal year for TEBF and TEFCA. Three nominating and governance committee meetings were held during the 2007 fiscal year for AHIM and LTEX.

PROXY VOTING PROCEDURES AND GUIDELINES -- The funds and their investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more research analysts in that investment division familiar with the company and industry. A second recommendation is made by a proxy coordinator (a senior investment professional) within the appropriate investment division based on the individual's knowledge of the Guidelines  and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances,

                       Tax-Exempt Income Funds -- Page 27

proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines  provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at americanfunds.com and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at
800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

                       Tax-Exempt Income Funds -- Page 28

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by each fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2007. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

THE TAX-EXEMPT BOND FUND OF AMERICA

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        16.67%
 201 Progress Parkway                                Class B        11.70
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 Merrill Lynch, Pierce, Fenner & Smith               Class B         7.33
 4800 Deer Lake Drive, E., Floor 2                   Class C        18.21
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C         7.13
 333 W. 34th Street                                  Class F        13.66
 New York, NY 10001-2402
----------------------------------------------------------------------------

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        23.68%
 201 Progress Parkway                                Class B        18.75
 Maryland Heights, MO 63043-3009                     Class C         6.24
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class A         5.15
 333 W. 34th Street                                  Class B         5.78
 New York, NY 10001-2402                             Class C         7.47
----------------------------------------------------------------------------
 Merrill Lynch, Pierce, Fenner & Smith               Class B         9.50
 4800 Deer Lake Drive, E., Floor 2                   Class C        14.59
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Morgan Stanley & Co., Inc.                          Class B         5.08
 Harborside Financial Center
 Plaza 11, Floor 3
 Jersey City, NJ 07311
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5      12.12
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       7.42
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       6.32
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       6.15
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 29

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A         9.66%
 201 Progress Parkway                                Class B         8.16
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 Capital Research & Management Co.                   Class A         5.01
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 Merrill Lynch, Pierce, Fenner & Smith               Class A         5.00
 4800 Deer Lake Drive, E., Floor 2                   Class B        25.72
 Jacksonville, FL 32246-6484                         Class C        24.39
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C         8.51
 333 W. 34th Street                                  Class F         5.03
 New York, NY 10001-2402
----------------------------------------------------------------------------
 AG Edwards Trust Company                            Class F        19.96
 P.O. Box 66734
 St. Louis, MO 63166-6734
----------------------------------------------------------------------------
 Prudential Investment Management Service            Class F         5.36
 3 Gateway Center, Floor 11 (MS 05-11-20)
 Newark, NJ 07102-4000
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5      29.38
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       8.29
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------

THE TAX-EXEMPT FUND OF CALIFORNIA

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        11.64%
 201 Progress Parkway                                Class B         7.53
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 Merrill Lynch, Pierce, Fenner & Smith               Class A         5.31
 4800 Deer Lake Drive, E., Floor 2                   Class B        16.02
 Jacksonville, FL 32246-6484                         Class C        27.83
----------------------------------------------------------------------------
 Morgan Stanley & Co., Inc.                          Class B         5.51
 Harborside Financial Center
 Plaza 11, Floor 3
 Jersey City, NJ 07311
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C         6.23
 333 W. 34th Street
 New York, NY 10001-2402
----------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 30

INVESTMENT ADVISER -- Capital Research and Management Company, the funds'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on a separate basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by
Capital Research and Management Company.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds.
For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise.
Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which The
Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund,
Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of
California portfolio counselors are measured include:

     The Tax-Exempt Bond Fund of America -- Lipper General Municipal Debt Funds
     Average;

     American High-Income Municipal Bond Fund -- Lipper High Yield Municipal
     Debt Funds Average;

                       Tax-Exempt Income Funds -- Page 31

     Limited Term Tax-Exempt Bond Fund of America -- Lipper Intermediate
     Municipal Debt Funds Average; and

     The Tax-Exempt Fund of California -- Lipper California Municipal Debt Funds
     Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the funds. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF JULY 31, 2007 FOR AHIM AND LTEX
AND AUGUST 31, 2007 FOR TEBF AND TEFCA:

                                        NUMBER             NUMBER
                                       OF OTHER           OF OTHER           NUMBER
                                      REGISTERED           POOLED           OF OTHER
                                      INVESTMENT         INVESTMENT         ACCOUNTS
                                   COMPANIES (RICS)    VEHICLES (PIVS)        THAT
                                         THAT               THAT            PORTFOLIO
                                      PORTFOLIO           PORTFOLIO         COUNSELOR
                    DOLLAR RANGE      COUNSELOR           COUNSELOR          MANAGES
                      OF FUND          MANAGES             MANAGES         (ASSETS OF
    PORTFOLIO          SHARES      (ASSETS OF RICS     (ASSETS OF PIVS   OTHER ACCOUNTS
    COUNSELOR         OWNED/1/     IN BILLIONS)/2/     IN BILLIONS)/3/   IN BILLIONS)/4/
------------------------------------------------------------------------------------------

 THE TAX-EXEMPT BOND FUND OF AMERICA
------------------------------------------------------------------------------------------
 Brenda S.           $100,001 -       3       $ 3.8         None              None
 Ellerin              $500,000
------------------------------------------------------------------------------------------
 Neil L. Langberg    $100,001 -       3       $ 5.0         None              None
                      $500,000
------------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       2       $ 4.0         None              None
                      $500,000
------------------------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------
 Brenda S.           $100,001 -       3       $ 8.1         None              None
 Ellerin              $500,000
------------------------------------------------------------------------------------------
 Neil L. Langberg    $100,001 -       3       $ 9.3         None              None
                      $500,000
------------------------------------------------------------------------------------------
 Edward B.           $500,001 -       2       $ 2.4         None              None
 Nahmias             $1,000,000
------------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       2       $ 8.3         None              None
                      $500,000
------------------------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
------------------------------------------------------------------------------------------
 Brenda S.           $100,001 -       3       $ 9.3         None              None
 Ellerin              $500,000
------------------------------------------------------------------------------------------
 Neil L. Langberg    $100,001 -       3       $10.5         None              None
                      $500,000
------------------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
------------------------------------------------------------------------------------------
 Neil L. Langberg    $100,001 -       3       $ 9.7         None              None
                      $500,000
------------------------------------------------------------------------------------------
 Edward B.           $500,001 -       3       $ 2.8         None              None
 Nahmias             $1,000,000
------------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       2       $ 8.7         None              None
                      $500,000
------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 32

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreements (the "Agreements") between the funds and the investment adviser will continue in effect until May 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors/trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant fund, and (b) the vote of a majority of directors/ trustees who are not parties to the Agreements or interested persons
(as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon

                       Tax-Exempt Income Funds -- Page 33

60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors/trustees;
association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

THE TAX-EXEMPT BOND FUND OF AMERICA: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.13                   6,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333                  8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333
-----------------------------------------------------------------------------------

For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.

                       Tax-Exempt Income Funds -- Page 34

For the fiscal years ended August 31, 2007, 2006 and 2005, the investment adviser was entitled to receive from the fund management fees of $16,175,000,
$12,974,000 and $11,108,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $14,557,000 (a reduction of $1,618,000), $11,677,000 (a reduction of
$1,297,000) and $10,311,000 (a reduction of $797,000) for the fiscal years ended
August 31, 2007, 2006 and 2005, respectively.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333
-----------------------------------------------------------------------------------

For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original issue discount as defined for federal income tax purposes.

For the fiscal years ended July 31, 2007, 2006 and 2005, the investment adviser was entitled to receive from the fund management fees of $7,129,000, $6,000,000 and $5,087,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management  fees of
$6,416,000 (a reduction of $713,000), $5,400,000 (a reduction of $600,000) and
$4,763,000 (a reduction of $324,000) for the fiscal years ended July 31, 2007,
2006 and 2005, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will

                       Tax-Exempt Income Funds -- Page 35

reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.18                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.15                   1,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         3.00%                   $        0                 $3,333,333
------------------------------------------------------------------------------
         2.50                     3,333,333
------------------------------------------------------------------------------

For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original issue discount as defined for federal income tax purposes.

For the fiscal years ended July 31, 2007, 2006 and 2005, the investment adviser was entitled to receive from the fund management fees of $3,045,000, $3,192,000 and $3,251,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management  fees of
$2,741,000 (a reduction of $304,000), $2,873,000 (a reduction of $319,000) and
$3,047,000 (a reduction of $204,000), for the fiscal years ended July 31, 2007,
2006 and 2005, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will

                       Tax-Exempt Income Funds -- Page 36

be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

THE TAX-EXEMPT FUND OF CALIFORNIA: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333
-----------------------------------------------------------------------------------

For the fiscal years ended August 31, 2007, 2006 and 2005, the investment adviser was entitled to receive from the fund management fees of $5,192,000,
$3,969,000 and $2,988,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $4,673,000 (a reduction of $519,000), $3,572,000 (a reduction of
$397,000) and $2,770,000 (a reduction of $218,000) for the fiscal years ended
August 31, 2007, 2006 and 2005, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

FEE WAIVER -- For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive and this waiver is expected to continue at this level until further review. As a result of this waiver, management fees are reduced similarly for all classes of shares of the funds. In addition, the investment adviser agreed to waive

                       Tax-Exempt Income Funds -- Page 37

a portion of its management fees that it was otherwise entitled to receive under the Agreements for AHIM and LTEX during those funds' 2004 fiscal years.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between each fund and the investment adviser relating to the funds' Class C, F and R-5 shares will continue in effect until
May 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors/trustees who are not parties to the Administrative Agreement or interested persons (as defined in the
1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of the independent directors/trustees. The investment adviser has the right to terminate the Administrative Agreement upon
60 days' written notice to the relevant fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the funds' Class
C, F and R-5 shares. The investment adviser may contract with third parties, including American Funds Service Company, the funds' Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class (excluding Class R-5 shares) for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.
The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the funds. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets of Class R-5 shares. The administrative services fee includes compensation for transfer agent and shareholder services provided to the funds'
applicable share classes. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule contained in a Shareholder Services Agreement between each fund and American Funds Service Company.

During the 2007 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

-------------------------------------------------------------------------------------------------
                                                            ADMINISTRATIVE SERVICES FEE
                 TEBF                            CLASS C                   $171,000
                                                 CLASS F                    608,000
                                                CLASS R-5                   114,000
------------------------------------------------------------------
                 AHIM                            CLASS C                    96,000
                                                 CLASS F                   175,000
                                                CLASS R-5                   23,000
                                         -------------------------
                 LTEX                            CLASS C                    55,000
                                                 CLASS F                    39,000
                                                CLASS R-5                   44,000
                                         -------------------------
                 TEFCA                           CLASS C                    76,000
                                                 CLASS F                   127,000
                                                CLASS R-5                   78,000
------------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 38

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman
Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of each fund's shares.
For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by each fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares.
Each fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. Each fund pays the Principal
Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, each fund pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F shares.

                       Tax-Exempt Income Funds -- Page 39

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                              COMMISSIONS,              ALLOWANCE OR
                                                                REVENUE                 COMPENSATION
                                           FISCAL YEAR      OR FEES RETAINED             TO DEALERS
------------------------------------------------------------------------------------------------------------

                 CLASS A
                                              2007             TEBF  $2,726,000          TEBF   $10,548,000
                                                               AHIM   1,237,000          AHIM     4,779,000
                                                               LTEX     186,000          LTEX       750,000
                                                              TEFCA     695,000         TEFCA     2,667,000

                                              2006             TEBF   2,214,000          TEBF     8,506,000
                                                               AHIM     969,000          AHIM     3,720,000
                                                               LTEX     244,000          LTEX       990,000
                                                              TEFCA     636,000         TEFCA     2,451,000
                                              2005             TEBF   1,954,000          TEBF     7,543,000
                                                               AHIM     977,000          AHIM     3,723,000
                                                               LTEX     412,000          LTEX     1,551,000
                                                              TEFCA     635,000         TEFCA     2,453,000
------------------------------------------------------------------------------------------------------------
                                              2007             TEBF      44,000          TEBF     2,126,000
                                                               AHIM      31,000          AHIM     1,100,000
                                                               LTEX       3,000          LTEX        62,000
                                                              TEFCA      11,000         TEFCA       120,000
                                              2006             TEBF      41,000          TEBF       294,000
                                                               AHIM      27,000          AHIM       190,000
                                                               LTEX       4,000          LTEX        17,000
                                                              TEFCA      10,000         TEFCA        72,000
                                              2005             TEBF      54,000          TEBF       368,000
                                                               AHIM      43,000          AHIM       272,000
                                                               LTEX      17,000          LTEX        95,000
                                                              TEFCA      14,000         TEFCA        97,000
------------------------------------------------------------------------------------------------------------
                 CLASS C                      2007             TEBF          --          TEBF       791,000
                                                               AHIM          --          AHIM       348,000
                                                               LTEX      33,000          LTEX        13,000
                                                              TEFCA          --         TEFCA       337,000

                                              2006             TEBF       6,000          TEBF       548,000
                                                               AHIM      39,000          AHIM       258,000
                                                               LTEX      68,000          LTEX        80,000
                                                              TEFCA      48,000         TEFCA       287,000
                                              2005             TEBF          --          TEBF       514,000
                                                               AHIM          --          AHIM       293,000
                                                               LTEX      37,000          LTEX       204,000
                                                              TEFCA          --         TEFCA       317,000
------------------------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 40

Each fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors/trustees and separately by a majority of the independent directors/trustees of the funds who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreements.
Potential benefits of the Plans to the funds include quality shareholder services; savings to the funds in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of independent directors/trustees are committed to the discretion of the independent directors/trustees during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed by the board of directors/trustees quarterly and the Plans must be renewed annually by the board of directors/trustees.

Under the Plans, each fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided each fund's board of directors/ trustees has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.25% (up to
0.30% in the case of AHIM and LTEX) of the average daily net assets attributable to Class A shares, (b) for Class B shares, up to 1.00% of the average daily net assets attributable to Class B shares, (c) for Class C shares, up to 1.00% of the average daily net assets attributable to Class C shares, and (d) for Class F shares, up to 0.50% of the average daily net assets attributable to Class F shares. The funds have not adopted a Plan for Class R-5 shares; accordingly, no
12b-1 fees are paid from Class R-5 assets.

For Class A shares: (a) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees paid to qualified dealers, and (b) up to the amount allowable under each fund's Class A
12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with
100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of the funds' most recent fiscal year, unreimbursed expenses which remained subject to reimbursement under the Plan for Class A shares totaled $10,638,000 or 0.20% of Class A net assets for TEBF, $178,000 or 0.01%
of Class A net assets for AHIM, $1,204,000 or 0.16% of Class A net assets for
LTEX and $2,423,000 or 0.18% of Class A net assets for TEFCA.

For Class B shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees paid to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

                       Tax-Exempt Income Funds -- Page 41

For Class F shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.

During the 2007 fiscal year, total 12b-1 expenses, and the portion of the expense that remained unpaid, were:

                                                                   12B-1 UNPAID LIABILITY
                                          12B-1 EXPENSES                 OUTSTANDING
----------------------------------------------------------------------------------------------

             CLASS A                      TEBF    $12,099,000          TEBF     $1,926,000
                                          AHIM      5,361,000          AHIM        627,000
                                          LTEX      2,349,000          LTEX        230,000
                                         TEFCA      3,061,000         TEFCA        477,000

----------------------------------------------------------------------------------------------
             CLASS B                      TEBF      1,199,000          TEBF        136,000
                                          AHIM        663,000          AHIM         65,000
                                          LTEX        354,000          LTEX         30,000
                                         TEFCA        224,000         TEFCA         24,000

----------------------------------------------------------------------------------------------
             CLASS C                      TEBF      2,248,000          TEBF        412,000
                                          AHIM      1,118,000          AHIM        151,000
                                          LTEX        688,000          LTEX         83,000
                                         TEFCA      1,082,000         TEFCA        183,000

----------------------------------------------------------------------------------------------
             CLASS F                      TEBF      1,530,000          TEBF        527,000
                                          AHIM        360,000          AHIM         70,000
                                          LTEX        124,000          LTEX         23,000
                                         TEFCA        358,000         TEFCA        111,000

----------------------------------------------------------------------------------------------

OTHER COMPENSATION TO DEALERS -- As of January 2007, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group:
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.

                       Tax-Exempt Income Funds -- Page 42

     HTK/Janney Montgomery Group:
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.:
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     InterSecurities/Transamerica:
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     J.J.B. Hilliard/PNC Bank:
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Brokerage Corp.
          PNC Investments LLC
     Lincoln Financial Advisors Corporation:
          Lincoln Financial Advisors Corporation
          Jefferson Pilot Securities Corporation
     LPL Financial Services:
          Linsco/Private Ledger Corp.
          Uvest Investment Services
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises:
          Metlife Securities Inc.
          Tower Square Securities
          New England Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW Inc.
     National Planning Holdings Inc.:
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Pacific Select Distributors Inc.:
          Associated Securities Corp.
          Contemporary Financial Solutions, Inc.
          M.L. Stern & Co., LLC
          Mutual Service Corporation
          Sorrento Pacific Financial, LLC
          United Planners' Financial Services of America
          Waterstone Financial Group, Inc.
     Park Avenue Securities LLC
     Princor Financial Services Corporation

                       Tax-Exempt Income Funds -- Page 43

     Raymond James Group:
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian/C.R.I.:
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     First Clearing LLC
     Wells Fargo Investments, L.L.C.

                      EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors which involve qualitative judgments when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The funds do not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as setting up

                       Tax-Exempt Income Funds -- Page 44

meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the funds and other funds and accounts that it advises, however, not all such services will necessarily benefit the funds.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the funds and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer, therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer. In accordance with its internal brokerage allocation procedure, the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from whom it receives such services. Using its judgment, the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the funds incur any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less then the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers for its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level

                       Tax-Exempt Income Funds -- Page 45

and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate their respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the funds and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares in the funds managed by the investment adviser or its affiliated companies, however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds'
portfolio transactions.

THE TAX-EXEMPT BOND FUND OF AMERICA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2007, 2006 and 2005 fiscal years amounted to $5,712,000, $3,786,000 and $2,539,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of securities purchased by the fund in new underwritten offerings increased from 2005 to 2007, resulting in an increase in brokerage concessions paid on portfolio transactions.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the
2007, 2006 and 2005 fiscal years amounted to $2,801,000, $2,287,000 and
$1,095,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of securities purchased by the fund in underwritten offerings increased from 2005 to 2007, resulting in an increase in brokerage concessions paid on portfolio transactions.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the
2007, 2006 and 2005 fiscal years amounted to $652,000, $451,000 and $347,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of securities purchased by the fund in underwritten offerings increased from 2005 to 2007, resulting in an increase in brokerage concessions paid on portfolio transactions.

THE TAX-EXEMPT FUND OF CALIFORNIA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2007, 2006 and 2005 fiscal years amounted to $1,702,000,
$1,271,000 and $1,198,000, respectively.

                       Tax-Exempt Income Funds -- Page 46

With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of securities purchased by the fund in new underwritten offerings increased between
2005 and 2007, resulting in an increase in brokerage concessions paid on portfolio transactions.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The funds' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the funds' board of directors/trustees and compliance will be periodically assessed by the board in connection with reporting from the funds' Chief Compliance Officer.

Under these policies and procedures, each funds' complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The funds' custodian, outside counsel and auditors, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the funds as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the funds receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the funds (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the
American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the funds nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose the funds' portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the funds' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other

                       Tax-Exempt Income Funds -- Page 47

than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock
Exchange is currently closed on weekends and on the following holidays: New
Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial
Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the funds has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The funds follow standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3:00 p.m. New York time. The

                       Tax-Exempt Income Funds -- Page 48

funds' investment adviser performs certain checks on these prices prior to calculation of the funds' net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the funds'
shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the funds' board. Subject to board oversight, the funds' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the funds' investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the funds might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

                       Tax-Exempt Income Funds -- Page 49

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

To avoid federal excise taxes, the Code requires each fund to distribute by
December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.

Interest on the municipal securities purchased by each fund is believed to be free from regular federal income tax based on opinions issued by bond counsel.
However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion.  In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen, dividends derived from this interest may be taxable to you, and you may need to file an amended tax return.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS -- By meeting certain requirements of the Code, each fund qualifies to pay exempt-interest dividends to shareholders. These dividends
     ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

     CAPITAL GAIN DISTRIBUTIONS -- Each fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.
     Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in each fund.

                       Tax-Exempt Income Funds -- Page 50

     A portion of the gain on municipal bonds purchased at market discount after
     April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

SHAREHOLDER TAXATION -- Distributions by each fund result in a reduction in the net asset value of each fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution.
Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. The gain or loss realized will be capital gain or loss and will be long-term or short-term, depending on how long the shareholder held the shares.

Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by each fund on those shares.

If a shareholder exchanges or otherwise disposes of shares of a fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.

Each fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of each fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of each fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.

                       Tax-Exempt Income Funds -- Page 51

Exempt-interest dividends paid by each fund will be reported to both the IRS and shareholders of each fund. Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received. In addition, each fund is required to report all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders.

Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. In addition, back-up withholding may apply beginning in 2007 to exempt-interest dividends paid to non-exempt shareholders for whom a certified taxpayer identification number has not been received.
Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                        PURCHASE AND EXCHANGE OF SHARES
PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

                       Tax-Exempt Income Funds -- Page 52

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.
OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the funds directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of a fund without the consent of a majority of the fund's board.

In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The funds and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

                       Tax-Exempt Income Funds -- Page 53

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.
Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and statement of additional information.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America to Class B or C shares of Intermediate
Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America and
Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

                       Tax-Exempt Income Funds -- Page 54

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the funds' "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     AUTOMATIC CONVERSIONS -- As described more fully in the prospectus, Class B and C shares automatically convert to Class A and F shares, respectively, after a certain period from the purchase date.
     MOVING FROM CLASS B TO CLASS A SHARES -- Under the right of reinvestment policy as described in the prospectus, if you redeem Class B shares during the contingent deferred sales charge period, you may reinvest the proceeds in Class A shares without paying a Class A sales charge if you notify
     American Funds Service Company and the reinvestment occurs within 90 days after the date of redemption and is made into the same account from which you redeemed the shares. If you redeem your Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase
     Class A shares, you are responsible for paying any applicable Class A sales charges.

     MOVING FROM CLASS C TO CLASS A SHARES -- If you redeem Class C shares and with the redemption proceeds purchase Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.
     MOVING FROM CLASS C TO CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to redeem your Class C shares and with the redemption proceeds purchase Class F shares for the program, you are still responsible for paying any applicable Class C contingent deferred sales charge.

     MOVING FROM CLASS F TO CLASS A SHARES -- You can redeem Class F shares held in a qualified fee-based program and with the redemption proceeds purchase
     Class A shares without paying an initial Class A sales charge if all of the following are met: (a) you are leaving or have left the fee-based program,
     (b) you have held the Class F shares in the

                       Tax-Exempt Income Funds -- Page 55

     program for at least one year, and (c) you notify American Funds Service
     Company and purchase the Class A shares within 90 days after redeeming the
     Class F shares.
     In addition, you may redeem Class F shares held in a fee-based brokerage account/ program for less than one year and with the redemption proceeds purchase Class A shares without a sales charge if the redemption is necessary to comply with the repeal of SEC Rule 202 under the Investment
     Advisers Act of 1940 and the transaction occurs prior to October 1, 2007, or such other date as determined by rule, regulation or court order.

     MOVING FROM CLASS A TO CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to redeem your Class A shares and with the redemption proceeds purchase Class F shares for the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.
     MOVING BETWEEN OTHER SHARE CLASSES -- If you want to move your investment between share classes and the transaction is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for information on the transaction.

     NON-REPORTABLE TRANSACTIONS -- As described above, automatic conversions will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds
     Service Company and processed as a single transaction.

                       Tax-Exempt Income Funds -- Page 56

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Tax-exempt funds in general should not serve as retirement plan investments.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)   insurance company separate accounts;

     (6)   accounts managed by subsidiaries of The Capital Group Companies, Inc.;

                       Tax-Exempt Income Funds -- Page 57

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.
MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments
(other than IRA rollover assets that roll over at no sales charge under the funds' IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of
$4 million (but

                       Tax-Exempt Income Funds -- Page 58

less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by each fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.
     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.
     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

                       Tax-Exempt Income Funds -- Page 59

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    CollegeAmerica/(R)/ accounts invested in American Funds other than the funds, which will be aggregated at the account owner level. (Class
          529-E accounts may only be aggregated with an eligible employer plan.
          For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

                       Tax-Exempt Income Funds -- Page 60

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes, or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.
     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of
     (a) the current value of your existing holdings (the "market value") or (b)
     the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

                       Tax-Exempt Income Funds -- Page 61

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B shares of The Tax-Exempt Bond Fund of America,
     American High-Income Municipal Bond Fund and The Tax-Exempt Fund of
     California if your combined American Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A shares at the
     $100,000 or higher sales charge discount rate, and you may not purchase
     Class C shares of The Tax-Exempt Bond Fund of America, American High-Income
     Municipal Bond Fund and The Tax-Exempt Fund of California if such combined holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).
     .    Redemptions through an automatic withdrawal plan (AWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time

                       Tax-Exempt Income Funds -- Page 62

          each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                       Tax-Exempt Income Funds -- Page 63

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same class at net asset value, subject to the following conditions:

(a)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(b)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(c)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                       Tax-Exempt Income Funds -- Page 64

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares
(up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities

                       Tax-Exempt Income Funds -- Page 65

(including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) for American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The funds' articles of incorporation or declarations of trust permit the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in each fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors/trustees of the funds may from time to time adopt.

While payment of redemptions normally will be in cash, TEBF's and AHIM's articles of incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of each fund's board of directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless  you request them by contacting the Transfer Agent.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolios, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
10017-2070, as Custodian. If a fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or
non-U.S. branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee by TEBF, AHIM, LTEX and TEFCA of $979,000, $514,000,
$163,000 and $189,000, respectively, for Class A shares, and $28,000, $23,000,
$9,000 and

                       Tax-Exempt Income Funds -- Page 66

$4,000, respectively, for Class B shares for the 2007 fiscal year. American
Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the independent registered public accounting firm for TEBF, AHIM and LTEX. Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, CA 92626, serves as the independent registered public accounting firm for TEFCA. Each firm provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual reports have been so included in reliance on the reports of PricewaterhouseCoopers LLP and Deloitte & Touche LLP,
independent registered public accounting firms, given on the authority of said firms as experts in accounting and auditing. The selection of the funds'
independent registered public accounting firm is reviewed and determined annually by the board of directors/trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the funds and for independent directors/trustees in their capacities as such. Certain legal matters in connection with certain capital shares and shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul,
Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent directors/trustees of the funds, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- TEBF's and TEFCA's
fiscal year ends on August 31. AHIM's and LTEX's fiscal year ends on July 31.
Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolio or summary investment portfolio, financial statements and other information. TEBF's, AHIM's and LTEX's annual financial statements are audited by the funds' independent registered public accounting firm, PricewaterhouseCoopers LLP and TEFCA's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, including each fund's Principal Underwriter, have adopted codes of ethics

                       Tax-Exempt Income Funds -- Page 67

that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel;
limitations on service as a director of publicly traded companies; and
disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority) filed an administrative complaint against the Principal
Underwriter. The complaint alleges violations of certain NASD rules by the
Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, the NASD
Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. The Principal Underwriter has appealed this decision to the NASD's
National Adjudicatory Council.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General subsequently appealed the Superior Court's decision to California's Court of
Appeal for the Second Appellate District. On January 26, 2007, the Court of
Appeal issued a ruling allowing the California Attorney General to proceed with his civil action.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the funds or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the funds is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to these matters. The investment adviser believes that these suits are without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American
Funds regulatory matters."

                       Tax-Exempt Income Funds -- Page 68

THE TAX-EXEMPT BOND FUND OF AMERICA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $12.19
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.66

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- JULY 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.54
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $16.15

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- JULY 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.11
Maximum offering price per share
  (100/97.50 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $15.50

THE TAX-EXEMPT FUND OF CALIFORNIA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $16.26
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $16.89

                       Tax-Exempt Income Funds -- Page 69

OTHER INFORMATION -- The funds reserve the right to modify the privileges described in this statement of additional information at any time.

The financial statements including the investment portfolio and the reports of independent registered public accounting firms contained in the annual reports are included in this statement of additional information. The following information is not included in the annual report:

FUND NUMBERS -- Here are the fund numbers for use with our automated phone line,
American FundsLine/(R)/, or when making share transactions:

                                                FUND NUMBERS
                                -----------------------------------------------
FUND                            CLASS A  CLASS B  CLASS C  CLASS F   CLASS R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . .     02       202      302      402       2502
American Balanced Fund/(R)/ .     11       211      311      411       2511
American Mutual Fund/(R)/ . .     03       203      303      403       2503
Capital Income Builder/(R)/ .     12       212      312      412       2512
Capital World Growth and
Income Fund/SM/ . . . . . . .     33       233      333      433       2533
EuroPacific Growth Fund/(R)/      16       216      316      416       2516
Fundamental Investors/SM/ . .     10       210      310      410       2510
The Growth Fund of America/SM/    05       205      305      405       2505
The Income Fund of
America/(R)/. . . . . . . . .     06       206      306      406       2506
The Investment Company of
America/(R)/. . . . . . . . .     04       204      304      404       2504
The New Economy Fund/(R)/ . .     14       214      314      414       2514
New Perspective Fund/(R)/ . .     07       207      307      407       2507
New World Fund/SM/  . . . . .     36       236      336      436       2536
SMALLCAP World Fund/(R)/  . .     35       235      335      435       2535
Washington Mutual Investors
Fund/SM/  . . . . . . . . . .     01       201      301      401       2501
BOND FUNDS
American High-Income Municipal
Bond Fund/(R)/  . . . . . . .     40       240      340      440       2540
American High-Income Trust/SM/    21       221      321      421       2521
The Bond Fund of America/SM/      08       208      308      408       2508
Capital World Bond Fund/(R)/      31       231      331      431       2531
Intermediate Bond Fund of
America/(R)/  . . . . . . . .     23       223      323      423       2523
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . . .     43       243      343      443       2543
Short-Term Bond Fund of
America/SM/ . . . . . . . . .     48       248      348      448       2548
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . . .     19       219      319      419       2519
The Tax-Exempt Fund of
California/(R)/*. . . . . . .     20       220      320      420       2520
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . . .     24       224      324      424       2524
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . . .     25       225      325      425       2525
U.S. Government Securities
Fund/SM/. . . . . . . . . . .     22       222      322      422       2522
MONEY MARKET FUNDS
The Cash Management Trust of
America/(R)/. . . . . . . . .     09       209      309      409       2509
The Tax-Exempt Money Fund of
America/SM/ . . . . . . . . .     39       N/A      N/A      N/A       2539
The U.S. Treasury Money Fund
of America/SM/  . . . . . . .     49       N/A      N/A      N/A       2549
___________
*Qualified for sale only in certain jurisdictions.

                       Tax-Exempt Income Funds -- Page 70

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A
Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa
Issuers or issues rated Baa represent average creditworthiness relative to other
US municipal or tax-exempt issuers or issues.

Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B
Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                       Tax-Exempt Income Funds -- Page 71

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                       Tax-Exempt Income Funds -- Page 72

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          DESCRIPTION OF NOTE RATINGS

MOODY'S
MUNICIPAL SHORT-TERM DEBT RATINGS

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

STANDARD & POOR'S
SHORT-TERM ISSUE CREDIT RATINGS

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

                       Tax-Exempt Income Funds -- Page 73

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                       Tax-Exempt Income Funds -- Page 74

[logo – American Funds ®]

American High-Income Municipal Bond Fund®
Investment portfolio
July 31, 2007

	Principal amount	Market value
Bonds & notes — 96.81%	(000)	(000)

ALABAMA — 0.54%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2009	$2,215	$ 2,265
Health Care Auth. of the City of Huntsville, Series 2007-A Bonds, 4.461% 2032[1]	2,000	1,958
Special Care Fac. Fncg. Auth. of the City of Huntsville — Carlton Cove, Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project),Series 2001, 8.125% 2031[2]	5,750	3,113
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds (Mead Westvaco-Mead Coated Board Project),Series 2002-A, AMT, 6.35% 2035	3,000	3,172
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds, Series 2006-A, 5.00% 2021	1,000	1,018
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds, Series 2006-A, 5.00% 2036	1,000	996
		12,522

ALASKA — 1.70%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), First Series 2006, Subseries A-2, AMT, 4.60% 2022	9,090	8,845
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, MBIA insured, 5.50% 2037	4,470	4,700
Industrial Dev. and Export Auth., Community Provider Rev. Bonds (Boys and Girls Home and Family Services, Inc. Project), Series 2007-C, 5.875% 2027	2,260	2,291
Industrial Dev. and Export Auth., Community Provider Rev. Bonds (Boys and Girls Home and Family Services, Inc. Project), Series 2007-C, 6.00% 2036	3,500	3,571
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2010	1,775	1,845
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022 (preref. 2010)	1,145	1,195
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	7,625	7,945
Student Loan Corp., Education Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2014	1,500	1,567
Student Loan Corp., Education Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2017	3,000	3,134
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,500	1,575
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2017	2,500	2,624
		39,292

ARIZONA — 1.55%
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.55% 2022	525	523
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.70% 2027	470	472
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.80% 2032	1,005	1,016
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 2022	8,000	7,757
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037	3,000	2,870
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 4.61% 2042 (put 2015)[1]	6,000	6,090
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 4.46% 2042 (put 2015)[1]	5,000	5,044
Industrial Dev. Auth. of the County of Navajo, Rev. Bonds (Stone Container Corp. Project), Series 1997, AMT, 7.20% 2027	3,600	3,677
Industrial Dev. Authorities of the County of Pima and the City of Tucson, Joint Single-family Mortgage Rev. Bonds, Series 2007-A-1, AMT, 5.10% 2038	3,000	3,069
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	4,597
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	708
		35,823

ARKANSAS — 0.26%
Promenade Municipal Property Owners Multi-purpose Improvement Dist. No. 10 of the City of Little Rock, Capital Improvement Bonds, Series 2007-A, 5.35% 2032	750	742
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2013	2,465	2,531
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2019	2,635	2,662
		5,935

CALIFORNIA — 8.46%
Community Facs. Dist. No. 1, Adelanto Elementary School Dist., Special Tax Bonds, Series 2006, 5.40% 2036	1,000	1,008
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	3,500	3,597
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.80% 2011	1,330	1,384
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2020	1,020	1,022
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	2,840	2,786
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 6.125% 2020	3,000	3,185
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2003-C, 5.375% 2021	1,500	1,551
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	1,650	1,686
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013	3,500	3,552
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2018	1,000	1,012
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	1,066
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	815	818
Capistrano Unified School Dist., Community Facs. Dist. No. 90-2 (Talega), Special Tax Bonds (Improvement Area No. 2002-1), Series 2003, 6.00% 2033	2,410	2,525
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2025	1,165	1,185
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2030	2,675	2,716
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	1,000	1,071
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillin Otay Ranch Village Seven), Series 2005, 5.25% 2030	2,135	2,147
City of Chula Vista, Community Facs. Dist. No. 97-3, Special Tax Bonds (Otay Ranch McMillin Spa One), Series 1999, 6.05% 2029	1,415	1,508
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	1,250	1,274
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	1,000	1,009
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,250	1,218
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2010	700	712
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2015	995	1,020
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds, Series 1999, 6.125% 2016	990	1,026
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	1,840	1,946
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024 (preref. 2009)	1,160	1,256
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,060
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,062
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	2,000	2,108
G.O. Ref. Bonds 4.50% 2030	2,000	1,916
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	1,000	1,019
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	2,000	1,881
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033 (preref. 2013)	4,200	4,591
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	165	169
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	1,835	1,859
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2016	1,500	1,566
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	1,000	1,028
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.00% 2017	1,000	1,012
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2020	575	578
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds (Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.375% 2036	3,000	3,021
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,061
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.25% 2028	1,750	1,763
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2003-A, 6.125% 2033 (preref. 2013)	4,530	5,115
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2004, 6.00% 2034 (preref. 2013)	2,040	2,290
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	3,000	3,087
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	4,990	5,267
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project), Series 1997-E, AMT, 6.00% 2017	500	508
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2023	2,430	2,508
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	1,000	1,010
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	5,000	5,103
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2006, 5.00% 2026	1,000	993
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2006, 5.00% 2037	1,500	1,494
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2002-A, 6.00% 2025 (preref. 2010)	1,000	1,075
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.00% 2017	1,000	1,029
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,557
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	1,026
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2022	1,000	993
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	2,000	1,935
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates), Series 2006-A, AMBAC insured, 0% 2020	4,815	2,705
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates), Series 2006-A, AMBAC insured, 0% 2021	4,145	2,216
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, MBIA insured, 5.35% 2016	1,000	1,055
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	3,000	3,026
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 5.00% 2038 (put 2013)	2,000	2,006
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)	1,000	1,003
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 5.00% 2022	2,000	1,969
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.75% 2015	2,800	2,908
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2018	1,000	1,081
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	2,500	2,604
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2017	2,500	2,639
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2015	2,120	2,208
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2016	2,225	2,302
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2017	2,240	2,310
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2023	1,040	1,035
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.70% 2024	1,000	1,038
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.85% 2035	2,000	2,089
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	1,211
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	1,000	984
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2028	1,500	1,583
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2033	2,000	2,103
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.125% 2014	250	255
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	510
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	1,000	1,082
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.00% 2009	940	960
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	945	965
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 1999, 6.10% 2014	2,390	2,550
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.50% 2011[3]	800	792
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 2016[3]	3,000	2,982
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[3]	2,700	2,671
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,048
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009	1,000	1,001
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	5,000	5,037
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	4,000	4,076
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	1,440	1,470
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	1,295	1,321
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2007-A, 5.40% 2017	2,000	2,004
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2007-A, 5.625% 2033	1,000	1,008
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2019	2,830	2,899
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	4,030	4,058
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,705
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.80% 2026	1,000	1,053
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.90% 2034	2,500	2,632
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.35% 2009	940	955
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	910	970
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,000	1,096
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	2,000	2,160
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,086
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033 (preref. 2011)	1,000	1,088
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2030	1,000	979
		195,452

COLORADO — 4.90%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds, Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,095
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County), Sales and Use Tax Rev. Bonds, Series 2007, 4.80% 2017	1,500	1,467
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County), Sales and Use Tax Rev. Bonds, Series 2007, 4.95% 2022	3,000	2,914
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County), Sales and Use Tax Rev. Bonds, Series 2007, 5.00% 2026	2,500	2,432
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2010	250	254
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2013	595	605
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2014	355	361
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2018	600	602
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, Series 2006, 5.95% 2036	2,000	2,016
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	2,000	2,015
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012	1,500	1,570
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	10,000	9,702
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2007-B, 4.692% 2033[1]	5,000	4,950
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019	3,500	3,629
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Brighton Charter School Project), Series 2006, 6.00% 2036	1,700	1,738
Educational and Cultural Facs. Auth., Rev. Bonds (Cerebral Palsy of Colorado Project), Series 2006-A, 6.25% 2036	1,275	1,320
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2000, 6.60% 2016	385	417
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.90% 2027	1,830	1,929
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2024	3,880	3,993
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2036	1,850	1,881
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2000, 6.60% 2016 (preref. 2010)	615	678
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2026	2,100	2,156
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	2,750	2,815
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	1,000	1,064
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,361
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,150	1,183
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,514
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,130
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	11,000	10,777
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-2, AMT, 7.00% 2026	30	31
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025	8,500	9,310
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2005, 8.125% 2025	5,000	5,019
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and Improvement Bonds, Series 2001, 7.75% 2026	2,925	3,153
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds, Series 2001, 7.25% 2031 (preref. 2011)	995	1,113
North Range Metropolitan Dist. No. 2 (Adams County), Limited Tax G.O. Bonds, Series 2007, 5.50% 2027	500	498
North Range Metropolitan Dist. No. 2 (Adams County), Limited Tax G.O. Bonds, Series 2007, 5.50% 2037	1,750	1,733
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County), Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	2,750	2,647
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026 (preref. 2011)	7,315	8,310
Sorrel Ranch Metropolitan Dist. (City of Aurora, Arapahoe County), Limited Tax G.O. Bonds, Series 2006, 5.75% 2036	2,890	2,893
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax) Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	1,186
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2007, 5.20% 2036	1,225	1,174
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006, 5.75% 2036	1,190	1,168
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031 (preref. 2009)	3,980	4,203
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 6.625% 2040	2,250	2,253
		113,259

CONNECTICUT — 1.32%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	1,375	1,421
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-B, AMT, 5.95% 2028	1,500	1,549
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program), Series 2005-A, AMT, MBIA insured, 4.25% 2019	865	849
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)[3]	1,485	1,503
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-A, 5.50% 2036[3]	1,500	1,531
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.60% 2009[3]	1,000	1,018
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.75% 2018[3]	3,000	3,042
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 5.375% 2011	1,000	1,010
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.00% 2016	6,100	6,378
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2021	3,000	3,137
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2031	2,000	2,102
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.50% 2013	1,680	1,732
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.25% 2033	5,000	5,101
		30,373

DISTRICT OF COLUMBIA — 0.23%
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2004-B, AMT, FSA insured, 5.00% 2034	5,175	5,257

FLORIDA — 15.02%
Alachua County Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, 4.461% 2037[1]	1,500	1,485
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project), Series 2006-B, 5.25% 2016	3,895	3,855
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project), Series 2006-B-2, 5.10% 2016	2,250	2,232
Ave Maria Stewardship Community Dist. (Collier County), Bond Anticipation Bonds, Series 2006, 4.80% 2012	3,000	2,985
Ave Maria Stewardship Community Dist. (Collier County), Capital Improvement Rev. Bonds, Series 2006-A, 5.125% 2038	2,000	1,852
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	1,600	1,570
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,660
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.00% 2014	640	693
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.25% 2033	1,960	2,095
Belmont Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2006-B, 5.125% 2014	1,000	980
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032 (preref. 2012)	5,400	6,394
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-B, 7.625% 2032 (preref. 2009)	2,470	2,618
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	3,510	3,605
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2005-A, 6.125% 2036	5,430	5,449
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2007-A, 6.00% 2038	5,715	5,657
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	580	580
Connerton West Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 5.125% 2016	2,500	2,475
Crosscreek Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2007-A, 5.60% 2039	1,500	1,451
Crosscreek Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2007-B, 5.50% 2017	3,500	3,460
East Homestead Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2006-B, 5.00% 2011	780	774
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	2,000	2,098
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2014	1,000	1,052
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program), Series 2006-A, AMT, 4.80% 2038	7,000	7,006
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program), Series 2007-B, AMT, 4.70% 2039	3,000	2,975
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2004-B, 5.125% 2009	355	355
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2007-B, 5.00% 2012	2,000	1,981
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031 (preref. 2010)	985	1,085
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030	7,355	7,755
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project), Series 2003-B, 5.50% 2010	630	631
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014	11,500	11,425
Grand Bay at Doral Community Dev. Dist., Special Assessment Bonds, Series B, 6.00% 2017	10,000	10,019
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2004-B, 5.00% 2009	65	65
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	930	1,006
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	85	85
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	1,165	1,168
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	4,340	4,692
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2005, 5.60% 2036	1,280	1,272
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2002-B, 5.40% 2008	10	10
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2011	2,000	2,088
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2016	1,200	1,241
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2018	2,000	2,052
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2018	3,000	3,114
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	2,000	2,046
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2013 (preref. 2012)	3,535	3,720
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.25% 2023 (preref. 2012)	2,500	2,660
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2012	1,000	1,032
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2013	1,500	1,550
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2018	3,795	3,856
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2020	3,485	3,617
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	2,000	2,030
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-A, 7.40% 2032	800	858
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-B, 6.40% 2011	175	175
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2003-B, 5.40% 2008	320	320
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.60% 2037	930	935
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	3,515	3,484
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	1,465	1,452
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,900	2,817
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011	7,250	7,202
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds, Series 2000-B, 7.00% 2010	80	81
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2022	2,235	2,261
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2032	3,000	2,993
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	1,000	975
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	3,275	3,240
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 5.00% 2013	3,335	3,293
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-A, 5.50% 2038	1,000	989
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-B, 5.20% 2015	5,000	4,942
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 1997-A, 6.25% 2017	2,500	2,548
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.25% 2007 (escrowed to maturity)	1,000	1,004
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2011 (preref. 2009)	500	526
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2013 (preref. 2009)	1,410	1,482
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2015 (preref. 2009)	500	526
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2021 (preref. 2009)	3,800	3,974
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2029 (preref. 2009)	1,250	1,307
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2014	1,535	1,613
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	2,000	1,915
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,250	2,174
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	2,000	2,024
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	2,000	1,976
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	12,425	12,011
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2016	4,535	4,791
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-A, 5.45% 2039	4,000	3,825
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-B, 5.25% 2014	2,750	2,716
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 2014	4,255	4,247
Marion County Hospital Dist., Health System Ref. and Improvement Rev. Bonds (Munroe Regional Health System), Series 2007, 5.00% 2022	1,100	1,117
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	2,875	3,084
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	4,755	5,107
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2001-A, 6.85% 2033	2,080	2,215
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	1,045	1,045
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2009	240	240
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.125% 2007	150	150
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	1,975	2,031
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 4.00% 2018 (put 2009)	1,000	983
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2003-D, AMT, MBIA insured, 5.25% 2014	1,000	1,059
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2005-B, AMT, XLCA insured, 5.00% 2018	4,000	4,157
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2005-B, AMT, XLCA insured, 5.00% 2020	4,000	4,132
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project), Series 2004-B, 6.50% 2037	2,000	2,066
Naturewalk Community Dev. Dist. (Walton County), Capital Improvement Rev. Bonds, Series 2007-A, 5.50% 2038	1,000	952
Naturewalk Community Dev. Dist. (Walton County), Capital Improvement Rev. Bonds, Series 2007-B, 5.30% 2016	2,000	1,959
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-A, 5.875% 2038	1,500	1,525
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Heron Bay Project), Series 1997, 7.00% 2019	2,255	2,281
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	3,875	3,900
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Parkland Isles Project), Series 1997-A, 7.00% 2019	1,000	1,012
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B), Series 1999, 5.85% 2013 (preref. 2009)	635	655
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	3,250	3,314
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	2,000	2,042
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2006, 5.70% 2037	3,780	3,811
Parker Road Community Dev. Dist. (Alachua County), Capital Improvement Rev. Bonds, Series 2007-A, 5.60% 2038	1,500	1,455
Parker Road Community Dev. Dist. (Alachua County), Capital Improvement Rev. Bonds, Series 2007-B, 5.35% 2015	2,000	1,982
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	1,045	1,046
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	2,140	2,119
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	2,360	2,586
River Hall Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2005, 5.45% 2036	4,435	4,356
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	1,755	1,794
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	1,765	1,794
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	3,230	3,200
Sarasota National Community Dev. Dist. (Sarasota County), Special Assessment Bonds, Series 2007, 5.30% 2039	4,000	3,803
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.10% 2025	4,000	4,138
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.125% 2037	4,000	4,105
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.875% 2038	3,350	3,334
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	3,795	4,133
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	970	974
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010	120	122
Stoneybrook South Community Dev. Dist. (Osceola County), Special Assessment Rev. Bonds, Series 2007-B, 5.45% 2015	6,250	6,204
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007-B-1, 5.30% 2017	2,000	1,979
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	2,000	1,983
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,000	975
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	2,930	2,978
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	1,945	1,969
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,590	5,522
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,275	1,258
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2033	3,320	3,530
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	995	1,049
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	980	1,051
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	100	100
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010	165	165
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	6,000	6,021
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Bonds, Series 2006, 5.65% 2037	2,000	2,002
		346,796

GEORGIA — 1.40%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J, FSA insured, 5.00% 2034	3,500	3,601
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014	900	983
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024	5,000	5,466
City of Atlanta, Tax Allocation Bonds (Eastside Project), Series 2005-A, AMT, 5.625% 2016	1,750	1,782
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	1,500	1,462
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2018	1,500	1,507
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.125% 2027	2,000	1,994
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.125% 2037	3,500	3,427
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2018	2,000	2,057
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	2,750	2,688
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,375	1,330
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2015 (preref. 2014)	1,000	1,074
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.25% 2019 (preref. 2014)	2,750	2,995
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 6.00% 2012 (escrowed to maturity)	1,790	1,966
		32,332

GUAM — 0.04%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	1,033

IDAHO — 1.25%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-H-2, AMT, 5.40% 2010	170	172
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-I-2, AMT, 5.55% 2010	95	96
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-B-2, AMT, 5.20% 2011	135	136
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013	290	291
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-D-3, AMT, 5.15% 2013	275	276
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-G, AMT, 5.75% 2014	150	151
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	1,225	1,245
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	935	943
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-F, Class III, AMT, 5.30% 2021	1,090	1,095
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	1,005	1,024
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	920	932
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	875	882
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	835	786
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	1,350	1,357
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	1,230	1,186
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-B, Class III, AMT, 5.40% 2024	1,875	1,898
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-B, Class III, AMT, 5.00% 2025	1,970	1,967
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	975	961
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-D, Class III, AMT, 4.90% 2026	1,220	1,213
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-F, Class III, AMT, 5.00% 2026	1,195	1,213
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-D, Class III, AMT, 5.20% 2027	3,155	3,175
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-F, Class III, AMT, 4.80% 2028	1,400	1,368
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-A, Class III, AMT, 4.85% 2028	1,195	1,157
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	875	828
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	2,000	1,939
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-E-1, Class III, AMT, 4.85% 2028	2,650	2,590
		28,881

ILLINOIS — 6.61%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 0%/5.90% 2027[4]	6,000	6,184
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,579
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project), Series 2000-B, 4.75% 2030 (put 2014)	1,000	1,016
City of Chicago, Midway Airport Rev. Bonds, Series 2001-A, AMT, FSA insured, 5.50% 2015	2,000	2,100
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds, Series 2001-C, AMT, AMBAC insured, 5.50% 2015	4,030	4,225
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds, Series 2001-E, AMT, AMBAC insured, 5.50% 2016	2,340	2,450
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project), Series 2002, 6.75% 2032	2,000	2,143
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project), Series 2006, 5.85% 2026	500	511
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project), Series 2006, 6.00% 2041	790	809
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.40% 2016	550	559
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.625% 2036	3,650	3,652
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,790	1,794
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	1,215	1,240
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.625% 2017 (preref. 2012)	2,500	2,822
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.00% 2022 (preref. 2012)	1,000	1,102
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2030 (preref. 2012)	6,000	6,676
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2021	1,000	1,000
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2026	1,000	987
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2036	3,500	3,377
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	2,250	2,309
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	9,000	9,306
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	2,000	2,067
Fin. Auth., Rev. Bonds (Landing at Plymouth Place Project), Series 2005-A, 6.00% 2037	2,500	2,623
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,000	1,038
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	2,064
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	1,235	1,321
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,785	1,852
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 5.75% 2014	750	755
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.00% 2020	1,000	1,012
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	3,000	3,030
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	3,500	3,509
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,047
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008	1,500	1,523
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,406
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-A, 5.25% 2034	3,000	3,005
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.25% 2019	5,500	5,619
Village of Hampshire (Kane County), Special Service Area Number 13, Special Tax Bonds (Tuscany Woods Project), Series 2007, 5.75% 2037	5,000	4,872
Village of Hampshire (Kane County), Special Service Area Number 16, Special Tax Bonds (Crown Dev. Projects — Prairie Ridge West), Series 2007-A, 6.00% 2046	3,230	3,278
Village of Hampshire (Kane County), Special Service Area Number 18, Special Tax Bonds (Crown Dev. Projects — Tamms Farm), Series 2007-A, 6.00% 2044	1,210	1,228
Village of Hampshire (Kane County), Special Service Area Number 19, Special Tax Bonds (Crown Dev. Projects — Prairie Ridge East), Series 2007-A, 6.00% 2046	4,000	4,045
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	295	301
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2014	1,500	1,528
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	500	508
Health Facs. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2002, 6.25% 2017	5,000	5,415
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018 (preref. 2007)	2,000	2,047
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project), Series 2001-A, 7.375% 2031 (preref. 2011)	1,500	1,705
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019 (preref. 2009)	1,500	1,594
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	3,000	3,263
Health Facs. Auth., Rev. Bonds (Villa St. Benedict Project), Series 2003-A-1, 6.90% 2033	5,700	6,224
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.70% 2011	110	112
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016	435	444
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.70% 2011 (preref. 2007)	390	398
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016 (preref. 2007)	780	796
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 4.85% 2026	1,945	1,887
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 5.00% 2042	1,665	1,608
Housing Dev. Auth., Housing Bonds, Series G, 4.20% 2015	1,290	1,284
Housing Dev. Auth., Housing Bonds, Series G, 4.30% 2016	500	499
Housing Dev. Auth., Housing Bonds, Series G, 4.55% 2021	825	811
Housing Dev. Auth., Housing Bonds, Series G, 4.80% 2032	1,000	977
Housing Dev. Auth., Multi-family Housing Rev. Bonds (GNMA Collateralized — Lifelink Developments), Series 2006, AMT, 4.70% 2026	5,480	5,495
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,850	1,946
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022	2,500	2,506
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040	5,000	5,016
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Bonds (Lakewood Creek Project), Series 2001, 7.75% 2030 (preref. 2011)	3,798	4,305
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	1,000	941
		152,745

INDIANA — 2.16%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2028	2,055	2,006
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	1,000	1,025
City of Fort Wayne, Pollution Control Rev. Ref. Bonds (General Motors Corp. Project), Series 2002, 6.20% 2025	3,375	3,474
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2036	2,500	2,465
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	2,000	1,967
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2023	3,500	3,535
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.50% 2027	3,000	3,062
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.50% 2037	3,750	3,776
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015 (preref. 2012)	1,000	1,071
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2019 (preref. 2012)	3,450	3,567
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031[2]	3,500	538
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	10,800	10,896
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2004-I, AMT, MBIA insured, 5.25% 2014	2,000	2,121
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,098
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,099
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2026	230	241
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2038	500	521
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	1,375	1,414
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	4,000	4,017
		49,893

IOWA — 1.37%
City of Coralville, Certs. of Part. (Coralville Marriott Hotel and Convention Center), Series 2006-D, 5.25% 2026	1,000	1,033
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2047	2,075	2,022
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	2,000	2,135
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, 5.50% 2036	1,470	1,549
Fin. Auth., Single-family Mortgage Bonds, Series 2007-B, AMT, 4.70% 2026	1,000	969
Higher Education Loan Auth., Private College Fac. Rev. and Ref. Bonds (Iowa Wesleyan College Project), Series 2006, 5.375% 2034	1,200	1,209
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019 (preref. 2010)	9,420	10,477
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.55% 2037	9,870	9,993
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	2,000	2,131
		31,518

KANSAS — 0.42%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project), Series 2002-C, 6.875% 2032 (preref. 2012)	1,000	1,133
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.125% 2017	1,200	1,217
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.50% 2039	1,500	1,523
City of Manhattan, Health Care Fac. Rev. Bonds (Meadowlark Hills Retirement Community), Series 2007-B, 5.125% 2042	1,000	957
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 5.125% 2028	1,570	1,569
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.), Series 2006, 4.625% 2031	1,500	1,412
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds (Legends at Village West Project), Series 2006, 4.60% 2016	1,910	1,893
		9,704

KENTUCKY — 0.39%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008	1,000	1,004
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.80% 2012	1,000	1,011
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	7,000	7,071
		9,086

LOUISIANA — 2.40%
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	5,000	5,050
Village of Hodge, Combined Utility System Rev. Ref. Bonds (Stone Container Corp. Project), Series 2003, AMT, 7.45% 2024	4,000	4,734
Lakeshore Villages Master Community Dev. Dist., Special Assessment Bonds, Series 2007, 5.25% 2017	7,440	7,341
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,500	2,554
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2026	2,875	2,895
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	15,750	15,730
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,835	17,163
		55,467

MAINE — 0.19%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 4.65% 2016	1,500	1,453
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019 (preref. 2009)	900	941
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.55% 2029 (preref. 2009)	2,000	2,093
		4,487

MARYLAND — 1.74%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,710	2,736
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,000	2,004
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	990	1,068
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	1,000	1,004
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	1,500	1,571
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	2,475	2,635
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	970	1,113
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2030	1,500	1,510
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	1,000	1,003
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,500	3,575
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	3,000	3,063
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	985	1,006
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	7,000	6,897
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2012	1,000	1,036
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	2,590	2,801
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	2,000	2,071
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Langley Gardens Apartments Project), Series 1997-A, 5.75% 2029	1,000	1,022
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,886
Prince George’s County, Special Obligation Bonds (Woodview Village Phase II Subdistrict), Series 2002, 7.00% 2032 (preref. 2012)	1,911	2,201
		40,202

MASSACHUSETTS — 1.37%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project), Series 1999-B, AMT, 6.90% 2029 (put 2009)	1,000	1,047
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Tax-Exempt Series 1999, 5.625% 2029	4,150	4,211
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2018	1,000	1,000
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2027	2,500	2,529
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2035	3,000	3,081
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2042	2,000	2,041
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.60% 2022	5,000	4,890
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	10,000	9,786
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,000	1,076
Housing Fin. Agcy., Housing Bonds, Series 2006-D, AMT, 4.625% 2026	2,060	1,976
		31,637

MICHIGAN — 2.77%
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	2,000	2,176
Econ. Dev. Corp. of the County of Delta, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Escanaba Paper Co. Project), Series 2002-A, 6.25% 2027 (preref. 2012)	2,000	2,203
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 1998-A, 5.00% 2008	710	709
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	1,500	1,490
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	2,750	2,689
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.25% 2014	405	403
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 5.00% 2016	445	464
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.00% 2017	460	443
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.10% 2018	480	463
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-P, AMT, AMBAC insured, 4.50% 2017	5,000	4,961
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	3,000	3,042
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.95% 2026	2,500	2,535
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.125% 2018	1,550	1,541
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008	225	226
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013	1,000	1,008
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016 (preref. 2013)	1,000	1,079
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014	900	900
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,500	1,572
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2007-B, AMT, FSA insured, 4.85% 2037	2,325	2,251
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2007-B, AMT, FSA insured, 4.95% 2044	8,000	7,743
Housing Dev. Auth., Single-family Mortgage Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.30% 2016	775	791
Econ. Dev. Corp. of the County of Midland, Pollution Control Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project), Series 2000-A, AMT, 6.875% 2009	13,255	13,420
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.375% 2026	1,250	1,275
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2010	1,330	1,361
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2014	1,600	1,661
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2015	1,710	1,767
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	2,425	2,488
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2002-D, AMT, FGIC insured, 5.50% 2013	3,000	3,198
		63,859

MINNESOTA — 0.19%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	2,985	3,141
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds (HealthPartners Obligated Group Project), Series 2003, 5.25% 2009	1,250	1,279
		4,420

MISSISSIPPI — 0.27%
G.O. Ref. Bonds, Series 2002-A, 5.50% 2018	1,000	1,118
Hospital Equipment and Facs. Auth., Rev. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	5,000	5,045
		6,163

MISSOURI — 2.06%
Branson Regional Airport Transportation Dev. Dist., Airport Rev. Bonds (Branson Airport Project), Series 2007-B, AMT, 6.00% 2037	4,000	3,884
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2019	2,885	2,933
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,850	1,852
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds, Series 2006-A, 4.65% 2017	2,100	2,028
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals), Series 2006, 5.00% 2018	1,600	1,641
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals), Series 2006, 5.00% 2019	2,000	2,042
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.25% 2012	2,515	2,627
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-B, 4.875% 2038	3,000	2,903
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	4,000	4,031
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2032	2,500	2,500
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, FSA insured, 5.00% 2027	5,490	5,641
Industrial Dev. Auth. of the City of St. Louis, Tax Increment Rev. Ref. Bonds (Southtown Redev. Project), Series 2006, 5.125% 2026	2,425	2,366
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds (Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	9,520
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	3,617
		47,585

MONTANA — 0.30%
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.00% 2025	1,250	1,275
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.125% 2036	2,100	2,167
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)	1,500	1,527
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	1,990	2,090
		7,059

NEBRASKA — 0.41%
Educational Fin. Auth., Rev. and Ref. Bonds (Concordia University Project), Series 2007, 5.00% 2037	2,000	1,920
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	3,000	3,151
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	4,275	4,473
		9,544

NEVADA — 3.00%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), AMT, 3.25% 2031 (put 2009)	2,000	1,964
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds, Series 1999, 7.50% 2019 (preref. 2009)	10,835	11,832
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds, Series 2006-B, 5.30% 2029	1,000	994
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.125% 2011	995	1,032
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.40% 2014	1,200	1,246
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.50% 2015	950	986
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.875% 2021	2,445	2,543
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	995	1,028
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	1,000	1,034
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 6.375% 2023	3,370	3,489
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	450	459
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	1,550	1,587
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,755	1,909
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	245	267
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	4,000	4,099
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Improvement Bonds, 5.10% 2012	855	870
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Improvement Bonds, 5.55% 2017	2,565	2,643
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2018	1,145	1,142
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2019	1,435	1,423
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2014	730	737
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2017	1,000	1,001
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	2,492
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	6,675	6,555
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013	1,645	1,698
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	965	996
Housing Division, Single-family Mortgage Bonds, Series 1999-B-1, 4.95% 2012	70	70
Housing Division, Single-family Mortgage Bonds, Series 1999-D-2, AMT, 5.90% 2013	120	120
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.75% 2016	2,145	2,213
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.40% 2015	1,320	1,366
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.75% 2021	1,955	2,023
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037	5,000	5,047
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	2,007
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	2,375	2,362
		69,234

NEW HAMPSHIRE — 0.14%
Business Fin. Auth., Pollution Control Rev. Ref. Tax-Exempt Bonds (Public Service Co. of New Hampshire Project), Series 1992-D, AMT, 6.00% 2021	2,000	2,053
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,045
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series 1997-D, AMT, 5.60% 2012	105	107
		3,205

NEW JERSEY — 3.24%
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	1,500	1,593
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	5,500	5,856
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	2,750	2,961
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)	3,750	4,288
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2018	1,000	1,015
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2028	1,500	1,513
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.10% 2008	1,250	1,253
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.20% 2009	1,000	1,009
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.30% 2010	1,000	1,017
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018	1,000	1,011
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025	1,000	1,007
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-A, 7.25% 2031 (preref. 2011)	2,250	2,556
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), Series 2000-A, 8.25% 2030 (preref. 2010)	9,000	10,287
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	3,250	3,253
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.40% 2023	2,000	2,054
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	7,000	7,204
Housing and Mortgage Fin. Agcy., Multi-family Rev. Bonds, Series 2007-A, AMT, MBIA insured, 4.75% 2033	2,000	1,920
Housing and Mortgage Fin. Agcy., Multi-family Rev. Bonds, Series 2007-A, AMT, MBIA insured, 4.85% 2039	1,500	1,446
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	8,370	8,043
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	4,000	3,595
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1B, 0% 2041	30,000	4,439
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	2,000	2,168
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	5,000	5,441
		74,929

NEW MEXICO — 0.47%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	2,005	2,023
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	5,065	5,091
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,500	3,648
		10,762

NEW YORK — 4.68%
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B, 6.00% 2029 (put 2012)	4,000	4,346
Town of Hempstead Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Hofstra University Civic Fac.), Series 2003, 5.25% 2019	550	576
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007	2,000	2,010
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.10% 2009	800	814
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2006-B, 4.50% 2036	3,000	2,875
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 133, AMT, 6.00% 2032	905	965
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	430	448
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015	5,000	5,291
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021 (preref. 2012)	1,290	1,371
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,255
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,525
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	1,010
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	505
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	19,000	19,934
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	8,500	8,947
New York City Industrial Dev. Agcy., Rev. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 1997, AMT, 6.20% 2022	2,835	2,988
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	5,000	5,845
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	7,000	8,397
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (JetBlue Airways Corp. Project), Series 2006, AMT, 5.00% 2020	5,000	4,750
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (JetBlue Airways Corp. Project), Series 2006, AMT, 5.125% 2030	5,480	5,152
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.00% 2013	3,000	3,127
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2014	1,535	1,649
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2015	4,500	4,863
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2016	2,000	2,163
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2020	1,000	1,070
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2009	3,000	3,077
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 146, AMT, FSA insured, 4.50% 2034	5,000	4,737
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds (Solvay Paperboard LLC Project), Series 1998, AMT, 6.80% 2014	1,300	1,344
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[3]	1,000	1,024
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[3]	4,000	3,935
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,180
		108,173

NORTH CAROLINA — 1.02%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008	1,000	1,012
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	2,950	3,033
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,146
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-A, 5.20% 2010	1,000	1,027
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	1,000	1,038
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	2,000	2,079
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	1,000	1,062
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,085
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	1,500	1,571
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	1,750	1,873
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 23-A, AMT, 5.00% 2036	5,000	5,137
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2020	1,000	1,063
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013	1,250	1,329
		23,455

NORTH DAKOTA — 0.14%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series B, AMT, 4.75% 2031	3,000	2,882
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018	255	255
		3,137

OHIO — 2.03%
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.70% 2019	1,500	1,521
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2015	1,520	1,559
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2016	1,685	1,725
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.95% 2037 (put 2015)	1,060	1,100
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)	3,250	3,396
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	4,000	3,705
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.75% 2036	6,000	5,738
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.20% 2014	1,340	1,327
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.30% 2015	1,445	1,426
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-A, AMT, 5.50% 2036	2,395	2,500
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	5,000	5,289
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,075	1,133
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2018	1,020	1,056
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group), Series 1999, 6.75% 2018 (preref. 2010)	1,000	1,082
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group), Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,082
City of Moraine, Solid Waste Disposal Rev. Bonds (General Motors Corp. Project), Series 1999, AMT, 5.65% 2024	1,940	1,891
Solid Waste Rev. Bonds (General Motors Corp. Project), Series 2002, AMT, 6.30% 2032	1,845	1,864
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2022	335	356
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2030	585	621
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2022 (preref. 2010)	665	722
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2030 (preref. 2010)	1,165	1,265
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project), Series 1998-A, AMT, 5.875% 2020	3,600	3,642
Water Dev. Auth., Solid Waste Rev. Bonds (Allied Waste North America, Inc. Project), Series 2007-A, AMT, 5.15% 2015	3,000	2,984
		46,984

OKLAHOMA — 0.75%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.30% 2016[3]	1,125	1,118
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.60% 2021[3]	1,500	1,442
Dev. Fin. Auth., Student Housing Rev. Bonds (Seminole State College Project), Series 2006, 5.125% 2036	2,000	1,958
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2021	1,000	979
Series 2000-A, 7.40% 2017 (preref. 2010)	2,710	3,019
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project), Series 2000-A, 7.75% 2030 (preref. 2010)	6,050	6,799
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2016	1,000	1,041
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2017	1,000	1,035
		17,391

OREGON — 0.55%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 4.875% 2008	1,705	1,702
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	5,000	5,033
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2015	970	1,013
Gilliam County, Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 5.25% 2029	5,000	4,984
		12,732

PENNSYLVANIA — 2.55%
Allegheny County Airport Auth., Airport Rev. Bonds (Pittsburgh International Airport), Ref. Series 2002-B, AMT, FGIC insured, 5.00% 2017	5,000	5,261
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System), Series 2007-A, 5.00% 2013	3,000	2,980
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System), Series 2007-A, 5.00% 2017	8,500	8,315
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.), Series 2005-A, 6.25% 2035	2,250	2,348
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-A, AMT, 5.10% 2027	1,500	1,473
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project), Series 2007-A, 5.40% 2016	1,500	1,503
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project), Series 2007-B, 6.00% 2036	5,500	5,652
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	3,680	3,876
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA insured, 5.70% 2009	825	841
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	1,000	1,017
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	2,000	2,083
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	2,087
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	3,000	3,139
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	1,000	1,037
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,647
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Hospital), Series 1997, 5.70% 2009 (preref. 2007)	1,000	1,015
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital), Series 2007-B, 5.00% 2017	4,000	4,020
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	1,000	1,008
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.), Series 2006-A, 5.45% 2035	1,350	1,364
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,233
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.875% 2032	1,400	1,450
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2000-B, 8.125% 2030 (preref. 2010)	4,000	4,510
		58,859

PUERTO RICO — 0.68%
Government Dev. Bank for Puerto Rico, Series 2006-C, AMT, 5.25% 2015	4,025	4,248
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	8,000	8,478
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, AMBAC insured, 0% 2054	20,000	1,928
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC insured, 0% 2040	5,000	1,019
		15,673

RHODE ISLAND — 0.28%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021	130	141
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021 (preref. 2012)	870	969
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.50% 2032 (preref. 2012)	3,000	3,354
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 55-B, AMT, 4.55% 2022	2,000	1,929
		6,393

SOUTH CAROLINA — 1.55%
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.00% 2016	3,155	3,138
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.125% 2026	1,000	980
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.30% 2036	2,015	1,993
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.00% 2013	2,040	2,209
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	1,345	1,402
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.375% 2034 (preref. 2013)	3,105	3,503
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.375% 2034 (preref. 2013)	395	444
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	1,000	991
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.30% 2035	2,750	2,704
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	6,000	6,126
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	9,750	10,233
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds (School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	2,000	2,042
		35,765

SOUTH DAKOTA — 0.07%
Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	1,500	1,529

TENNESSEE — 1.90%
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project), Series 2005-A, 5.00% 2015	3,080	3,120
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	2,500	2,586
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	1,600	1,648
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	3,410	3,602
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013	1,000	1,109
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds (Saturn Corp. Project), Series 1994, 6.50% 2024	4,500	4,524
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	1,120	1,232
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	1,880	2,067
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	3,000	3,034
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.75% 2015 (preref. 2012)	1,520	1,718
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,220	1,351
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	730	809
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	2,000	2,215
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	2,000	2,077
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,244
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	7,500	7,644
		43,980

TEXAS — 7.24%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1990, AMT, 7.00% 2011	2,500	2,610
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 1999, AMT, 6.375% 2035	6,000	6,106
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 2002, AMT, 8.25% 2036	4,580	5,158
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 2002, AMT, 8.40% 2036 (put 2007)	8,000	8,052
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds, Series 2000-A, AMT, 9.125% 2029	5,000	6,071
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds, Series 2000-A, Subseries 2, AMT, 9.00% 2029 (put 2015)	5,655	6,806
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc., Rev. Ref. Bonds, Series 2007, AMT, 5.50% 2030	6,000	5,723
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects), Series 2003-A, AMT, 5.375% 2015	5,000	5,153
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-B, 6.00% 2011	1,005	1,034
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-B, 6.00% 2012	630	652
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project),Series 1998, 5.25% 2028 (preref. 2008)	1,000	1,027
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),Series 2001-C, AMT, 5.75% 2036 (put 2011)	9,745	9,900
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Co. LLC Project),Series 2003-A, AMT, 6.75% 2038 (put 2013)	1,000	1,066
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),Series 2001-A, 5.50% 2022 (put 2011)	2,645	2,674
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),Series 2001-B, AMT, 5.75% 2030 (put 2011)	5,675	5,765
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,000	3,026
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.20% 2033 (put 2008)	5,000	5,018
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,018
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),Series 2006-A, 5.50% 2027	1,150	1,172
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),Series 2006-A, 5.50% 2037	1,850	1,874
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009	5,250	5,301
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.625% 2011	1,000	1,065
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.75% 2015	1,185	1,254
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	1,890	1,923
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Texas, Inc. Brazoria County Project), Series 2003-A, AMT, 5.20% 2028	2,000	1,979
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2001-A, 6.375% 2029 (preref. 2011)	3,000	3,288
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),Series 2004-A, 5.25% 2014	1,415	1,492
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),Series 2004-A, 5.25% 2015	1,000	1,050
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),Series 2004-A, 5.25% 2016	2,385	2,492
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),Series 2004-A, 5.25% 2017	1,500	1,560
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),Series 2004-A, 5.125% 2023	3,000	3,052
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),Series 2002, 5.50% 2017 (preref. 2012)	1,045	1,121
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 7.00% 2008	790	810
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 6.75% 2016	545	558
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2012	1,315	1,346
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),Series 1996, 6.75% 2016 (preref. 2008)	455	469
City of Houston, Airport System Rev. Bonds, Series 2002-A, AMT, FSA insured, 5.625% 2018	1,825	1,925
City of Houston, Airport System Rev. Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.50% 2015	2,855	2,999
City of Houston, Health Facs. Dev. Corp. (Buckingham Senior Living Community, Inc.), Series 2004-A, 7.125% 2034	5,000	5,915
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds,Series 2006-A, AMT, MBIA insured, 5.00% 2015	1,000	1,056
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-B, AMT, AMBAC insured, 4.55% 2030	4,000	3,772
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	1,000	992
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project), Series 2007-A, AMT, 5.20% 2018	4,300	4,228
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2016	1,000	1,033
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2018	2,000	2,100
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2020	6,500	6,796
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 4.461% 2027[1]	2,500	2,496
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	3,208
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	750	785
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	2,000	2,053
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.75% 2016	1,000	1,065
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013	1,500	1,578
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,927
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	1,000	1,031
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	2,312
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	1,569
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),Series 2002-A, 5.00% 2019	2,500	2,540
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),Series 2002-A, 5.25% 2022	2,000	2,076
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020	1,660	1,651
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project), Series 2005-A, 5.65% 2035	1,600	1,627
Tyler Health Facs. Dev. Corp., Hospital Rev. Bonds (Mother Frances Hospital Regional Health Care Center Project), Series 2007-B, 5.00% 2037	1,750	1,698
		167,097

UTAH — 1.05%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	1,560	1,587
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	1,320	1,328
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	680	700
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	2,435	2,503
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	1,005	1,020
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	2,855	2,859
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	1,715	1,701
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	1,310	1,304
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	1,425	1,416
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	795	798
Housing Corp., Single-family Mortgage Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	855	832
Housing Corp., Single-family Mortgage Bonds, Series 2007-B-1, Class III, AMT, 4.85% 2027	1,125	1,104
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans), 1999 Issue D, AMT, 5.60% 2013	30	30
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-G-2, Class III, AMT, 5.60% 2010	60	61
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III, AMT, 4.90% 2012	95	96
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-B-2, Class III, AMT, 5.10% 2012	160	161
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III, AMT, 5.60% 2013	130	132
Mountain Regional Water Special Service Dist. Summit County, Special Assessment Bonds (Special Improvement Dist. No. 2002-1), Series 2003, 6.25% 2008	1,000	1,004
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2005, 5.00% 2022	1,100	1,104
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,400	1,400
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2027	1,190	1,182
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2029	1,900	1,876
		24,198

VIRGINIA — 1.11%
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 4.00% 2007	400	400
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds (Celebrate Virginia South Project), Series 2006, 6.25% 2037	4,800	4,939
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,055
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	3,000	3,209
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012 (preref. 2009)	1,500	1,613
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)	4,105	4,477
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	1,000	952
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,Series 1999-B, 7.00% 2029	877	919
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),Series 1998, 6.25% 2026	3,925	4,037
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	1,781	1,856
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 5.00% 2021	1,125	1,122
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	1,000	1,084
		25,663

VIRGIN ISLANDS — 0.04%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2015	1,000	1,055

WASHINGTON — 0.59%
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	3,515	3,756
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program — Phase II), Series 2006, AMT, FSA insured, 4.55% 2025	3,915	3,752
Housing Fin. Commission, Single-family Program Bonds, Series 2007-2A, AMT, 4.50% 2021	4,730	4,534
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2011	500	513
Port of Seattle, Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2012	1,000	1,067
		13,622

WEST VIRGINIA — 0.37%
County Commission of Ohio County, Tax-Exempt Commercial Dev. Improvement and Rev. Ref. Bonds (Wheeling Jesuit University, Inc. Project), Series 2006-A, 5.50% 2036	8,425	8,515

WISCONSIN — 1.40%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010	750	775
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	1,500	1,587
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,335	13,922
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds (Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	2,250	2,239
City of Franklin, Solid Waste Disposal Rev. Bonds (Waste Management of Wisconsin, Inc. Project), Series 2006-A, AMT, 4.95% 2016 (put 2016)	2,000	1,968
Health and Educational Facs. Auth., Rev. and Ref. Bonds (Wheaton Franciscan Services, Inc. System), Series 2002, 6.25% 2022 (preref. 2012)	6,500	7,158
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2013	90	96
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2013 (preref. 2011)	910	978
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2019	2,500	2,559
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc), Series 2006, 5.00% 2026	1,000	1,007
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017	45	45
		32,334

MULTI-STATE — 2.64%
Charter Mac Equity Issuer Trust, Medium Term Tax-Exempt Multi-family Housing Trust Certificates, Series 2006-A-2, Class A, AMT, 4.72% 2018[3]	25,818	26,253
Charter Mac Equity Issuer Trust, Medium Term Tax-Exempt Multi-family Housing Trust Certificates, Series A-1, AMT, 7.10% (undated)[1,3]	9,000	9,416
GMAC Municipal Mortgage Trust, Series A-1-2, AMT, 4.90% cumulative preferred 2039 (put 2014)[3]	5,000	5,023
GMAC Municipal Mortgage Trust, Series A-1-3, AMT, 5.30% cumulative preferred 2039 (put 2019)[3]	3,000	3,065
GMAC Municipal Mortgage Trust, Series A-2, AMT, 4.80% cumulative preferred 2040 (put 2015)[3]	2,000	1,993
GMAC Municipal Mortgage Trust, Series B-2, AMT, 5.50% cumulative preferred 2040 (put 2025)[3]	3,000	2,992
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[3]	2,000	2,083
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[3]	4,000	4,018
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)[3]	4,000	4,040
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[3]	2,000	2,039
		60,922

Total bonds & notes (cost: $2,201,971,000)		2,235,931

Short-term securities — 1.72%

North Slope Borough, Exempt Fac. Industrial Rev. Bonds (BP Exploration (Alaska) Inc. Project), Series 2001, AMT, 3.74% 2025[1]	1,800	1,800
State of Ohio, Solid Waste Rev. Bonds (BP Exploration & Oil Inc. Project- British Petroleum Co. p.l.c., Guarantor), Series 1998, AMT, 3.73% 2033[1]	700	700
State of Ohio, Solid Waste Rev. Bonds (BP Exploration & Oil Inc. Project), Series 2000, AMT, 3.73% 2034[1,5]	2,100	2,100
State of Texas, Gulf Coast Industrial Dev. Auth., Marine Terminal Rev. Bonds (Amoco Oil Co. Project), Series 1993, AMT, 3.74% 2028[1]	1,250	1,250
Washington Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds (BP West Coast Products LLC Project), Series 2006, AMT, 3.74% 2040[1,5]	5,000	5,000
Washington Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds (Atlantic Richfield Co. Project), Series 2001, AMT, 3.74% 2033[1,5]	5,400	5,400
District of Columbia, University Rev. Bonds (George Washington University Issue), Series 1999-C, MBIA insured, 3.63% 2029[1,5]	2,000	2,000
Clark County Industrial Dev. Rev. Bonds (Nevada Cogeneration Associates #2 Project), Series 1992, AMT, 3.74% 2022[1]	1,350	1,350
State of North Carolina, Halifax County Industrial Facs. and Pollution Control Fncg. Auth., Demand Exempt Fac. Rev. Bonds (Westmoreland-Hadson Partners Roanoke Valley Project), Series 1991, AMT, 3.72% 2019[1]	800	800
State of Texas, Tax and Rev. Anticipation Notes, Series 2006, 4.50% 8/31/2007	19,400	19,411

Total short-term securities (cost: $39,815,000)		39,811

Total investment securities (cost: $2,241,786,000)		2,275,742
Other assets less liabilities		33,823

Net assets		$2,309,565

[1]	Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Scheduled interest and/or principal payment was not received.
[3]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $81,979,000, which represented 3.55% of the net assets of the fund.

[4]	Step bond; coupon rate will increase at a later date.
[5]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-940-0907O-S10918

Financial statements

Statement of assets and liabilities
at July 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:

Investment securities at market (cost: $2,241,786)			$2,275,742
Cash			266
Receivables for:
Sales of investments		$25,286
Sales of fund's shares		6,842
Interest		29,053	61,181
			2,337,189
Liabilities:
Payables for:
Purchases of investments		20,257
Repurchases of fund's shares		3,564
Dividends on fund's shares		2,111
Investment advisory services		584
Services provided by affiliates		989
Deferred directors' compensation		110
Other		9	27,624
Net assets at July 31, 2007			$2,309,565

Net assets consist of:
Capital paid in on shares of capital stock			$2,296,249
Undistributed net investment income			2,182
Accumulated net realized loss			(22,822)
Net unrealized appreciation			33,956
Net assets at July 31, 2007			$2,309,565

Total authorized capital stock - 200,000 shares, $.001 par value (148,630 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$1,931,769	124,317	$15.54
Class B	65,736	4,231	15.54
Class C	119,761	7,707	15.54
Class F	167,295	10,766	15.54
Class R-5	25,004	1,609	15.54
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering prices per share was $16.15.

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2007		(dollars in thousands)

Investment income:
Income:
Interest			$109,190

Fees and expenses(*):
Investment advisory services		$7,129
Distribution services		7,502
Transfer agent services		537
Administrative services		294
Reports to shareholders		58
Registration statement and prospectus		279
Postage, stationery and supplies		64
Directors' compensation		67
Auditing and legal		76
Custodian		11
Federal and state income taxes		298
Other state and local taxes		21
Other		16
Total fees and expenses before waiver		16,352
Less waiver of fees and expenses:
Investment advisory services		713
Total fees and expenses after waiver			15,639
Net investment income			93,551

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments			7,159
Net unrealized depreciation on investments			(21,951)
Net realized gain and unrealized depreciation
on investments			(14,792)
Net increase in net assets resulting from operations			$78,759

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Year ended July 31
		2007	2006
Operations:
Net investment income		$93,551	$77,794
Net realized gain (loss) on investments		7,159	(2,506)
Net unrealized (depreciation) appreciation on investments		(21,951)	1,428
Net increase in net assets resulting from operations		78,759	76,716

Dividends paid or accrued to shareholders from net investment income		(93,128)	(76,927)

Net capital share transactions		417,210	273,686

Total increase in net assets		402,841	273,475

Net assets:
Beginning of year		1,906,724	1,633,249
End of year (including undistributed net investment
income: $2,182 and $2,109, respectively)		$2,309,565	$1,906,724

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization– American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended July 31, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2007, the fund reclassified $345,000 from undistributed net investment income to accumulated net realized loss and $5,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of July 31, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$1,992
Capital loss carryforwards*:
Expiring 2009	($1,369)
Expiring 2011	(402)
Expiring 2012	(17,397)
Expiring 2013	(3,652)	(22,820)
Gross unrealized appreciation on investment securities		61,451
Gross unrealized depreciation on investment securities		(24,172)
Net unrealized appreciation on investment securities		37,279
Cost of investment securities		2,238,463
*Reflects the utilization of capital loss carryforwards of $4,518,000. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Year ended July 31
Share class	2007	2006
Class A	$79,219	$65,524
Class B	2,479	2,438
Class C	4,109	3,470
Class F	6,305	4,496
Class R-5	1,016	999
Total	$93,128	$76,927

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services – The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the year ended July 31, 2007, total investment advisory services fees waived by CRMC were $713,000. As a result, the fee shown on the accompanying financial statements of $7,129,000, which was equivalent to an annualized rate of 0.334%, was reduced to $6,416,000, or 0.300% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of July 31, 2007, unreimbursed expenses subject to reimbursement totaled $178,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described on the previous page for the year ended July 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$5,361	$514	Not applicable	Not applicable
Class B	663	23	Not applicable	Not applicable
Class C	1,118	Included in administrative services	$89	$7
Class F	360		161	14
Class R-5	Not applicable		22	1
Total	$7,502	$537	$272	$22

Deferred directors’ compensation– Since the adoption of the deferred compensation plan in 1994, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $67,000, shown on the accompanying financial statements, includes $49,000 in current fees (either paid in cash or deferred) and a net increase of $18,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2007
Class A	$ 575,478	36,485	$ 59,926	3,802	$ (288,218)	(18,306)	$ 347,186	21,981
Class B	10,473	664	1,781	113	(11,723)	(743)	531	34
Class C	40,404	2,562	3,091	196	(24,222)	(1,539)	19,273	1,219
Class F	79,205	5,025	4,944	314	(37,104)	(2,357)	47,045	2,982
Class R-5	10,096	640	500	32	(7,421)	(471)	3,175	201
Total net increase
(decrease)	$ 715,656	45,376	$ 70,242	4,457	$ (368,688)	(23,416)	$ 417,210	26,417

Year ended July 31, 2006
Class A	$ 428,622	27,545	$ 48,564	3,121	$ (250,252)	(16,090)	$ 226,934	14,576
Class B	9,067	583	1,718	110	(10,896)	(701)	(111)	(8)
Class C	33,002	2,121	2,598	167	(24,263)	(1,560)	11,337	728
Class F	59,157	3,802	3,336	215	(26,784)	(1,722)	35,709	2,295
Class R-5	4,885	314	310	20	(5,378)	(346)	(183)	(12)
Total net increase
(decrease)	$ 534,733	34,365	$ 56,526	3,633	$ (317,573)	(20,419)	$ 273,686	17,579

(*) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $871,307,000 and $471,002,000, respectively, during the year ended July 31, 2007.

Financial highlights

		Income from investment operations (1)
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return (2) (3)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (3)	Ratio of net income to average net assets (3)
Class A:
Year ended 7/31/2007	$15.60	$.70	$(.06)	$.64	$(.70)	$15.54	4.12%	$1,932	.70%	.67%	4.44%
Year ended 7/31/2006	15.61	.70	(.02)	.68	(.69)	15.60	4.44	1,597	.69	.66	4.47
Year ended 7/31/2005	15.23	.68	.37	1.05	(.67)	15.61	7.03	1,370	.71	.69	4.39
Year ended 7/31/2004	14.98	.71	.24	.95	(.70)	15.23	6.45	1,108	.74	.74	4.67
Year ended 7/31/2003	15.28	.77	(.31)	.46	(.76)	14.98	3.06	955	.77	.77	5.08
Class B:
Year ended 7/31/2007	15.60	.59	(.06)	.53	(.59)	15.54	3.40	66	1.41	1.38	3.74
Year ended 7/31/2006	15.61	.59	(.02)	.57	(.58)	15.60	3.71	66	1.41	1.38	3.75
Year ended 7/31/2005	15.23	.58	.37	.95	(.57)	15.61	6.30	65	1.42	1.40	3.69
Year ended 7/31/2004	14.98	.61	.24	.85	(.60)	15.23	5.71	60	1.45	1.45	3.96
Year ended 7/31/2003	15.28	.66	(.31)	.35	(.65)	14.98	2.34	52	1.47	1.47	4.34
Class C:
Year ended 7/31/2007	15.60	.58	(.06)	.52	(.58)	15.54	3.35	120	1.46	1.43	3.68
Year ended 7/31/2006	15.61	.58	(.02)	.56	(.57)	15.60	3.66	101	1.46	1.43	3.70
Year ended 7/31/2005	15.23	.56	.37	.93	(.55)	15.61	6.17	90	1.54	1.52	3.55
Year ended 7/31/2004	14.98	.59	.24	.83	(.58)	15.23	5.59	70	1.57	1.57	3.83
Year ended 7/31/2003	15.28	.64	(.31)	.33	(.63)	14.98	2.21	56	1.59	1.59	4.19
Class F:
Year ended 7/31/2007	15.60	.69	(.06)	.63	(.69)	15.54	4.08	167	.74	.71	4.39
Year ended 7/31/2006	15.61	.69	(.02)	.67	(.68)	15.60	4.41	121	.72	.69	4.43
Year ended 7/31/2005	15.23	.67	.37	1.04	(.66)	15.61	6.95	86	.78	.76	4.29
Year ended 7/31/2004	14.98	.70	.24	.94	(.69)	15.23	6.35	46	.82	.82	4.55
Year ended 7/31/2003	15.28	.76	(.31)	.45	(.75)	14.98	2.96	24	.85	.85	4.91
Class R-5:
Year ended 7/31/2007	15.60	.73	(.06)	.67	(.73)	15.54	4.35	25	.48	.45	4.67
Year ended 7/31/2006	15.61	.73	(.02)	.71	(.72)	15.60	4.66	22	.48	.45	4.68
Year ended 7/31/2005	15.23	.72	.37	1.09	(.71)	15.61	7.27	22	.48	.46	4.62
Year ended 7/31/2004	14.98	.75	.24	.99	(.74)	15.23	6.68	27	.51	.51	4.90
Year ended 7/31/2003	15.28	.80	(.31)	.49	(.79)	14.98	3.29	14	.53	.53	5.19

	Year ended July 31
	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	23%	14%	10%	6%	7%

(1) Based on average shares outstanding.
(2) Total returns exclude all sales charges, including contingent deferred sales charges.
(3) This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of American High-Income Municipal Bond Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American High-Income Municipal Bond Fund (the "Fund") at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 14, 2007

Tax information	unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended July 31, 2007:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2008, to determine the calendar year amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.

American High-Income Municipal Bond Fund, Inc.

Part C
Other Information

Item 23.                                Exhibits for Registration Statement (1940 Act No. 811-08576 and 1933 Act. No. 033-80630)

(a)
Articles of Incorporation – Articles of Incorporation previously filed (see P/E Amendment No. 5 filed 9/29/97); Articles of Amendment to Articles of Incorporation and Articles Supplementary - previously filed (see P/E Amendment No. 9 filed 3/14/00; No. 11 filed 3/13/01; and No. 13 filed 7/15/02)

(b)	By-laws – By-laws as amended 9/20/07

(c)	Instruments Defining Rights of Security Holders– Form of share certificate - previously filed (see P/E Amendment No. 5 filed 9/29/97; No. 9 filed 3/14/00; and No. 11 filed 3/13/01)

(d)	Investment Advisory Contracts– Amended Investment Advisory and Service Agreement dated 4/1/04 - previously filed (see P/E Amendment No. 16 filed 11/1/04)

(e-1)
Underwriting Contracts– Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 5 filed 9/29/97; No. 9 filed 3/14/00; No. 13 filed 7/15/02); Form of Selling Group Agreements – previously filed (see P/E Amendment No. 13 filed 7/15/02); Form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 16 filed 11/1/04); and Form of Amendment to Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 18 filed 10/31/06)

(e-2)	Form of Amendment to Selling Group Agreement effective 2/1/07 and Form of Amendment to Institutional Selling Group Agreement effective 2/1/07

(f)	Bonus or Profit Sharing Contracts– Deferred Compensation Plan as amended 1/1/05

(g)	Custodian Agreements– Form of Global Custody Agreement dated 12/21/06

(h-1)
Other Material Contracts– Form of Amended and Restated Administrative Services Agreement dated 10/1/05 – previously filed (see P/E Amendment No. 17 filed 10/31/05); Amended Shareholder Services Agreement as of 4/1/03 - previously filed (see P/E Amendment No. 16 filed 11/1/04) and form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 16 filed 11/1/04)

(h-2)	Form of Amendment to Shareholder Services Agreement dated 11/1/06

(i)	Legal Opinion– Legal Opinion – previously filed (see P/E Amendment No. 5 filed 9/29/97; No. 9 filed 3/14/00; No. 11 filed 3/13/01; and No. 13 filed 7/15/02)

(j)	Other Opinions– Consent of Independent Registered Public Accounting Firm

(k)        Omitted financial statements– None

(l)	Initial capital agreements - previously filed (see P/E Amendment No. 5 filed 9/29/97)

(m)	Rule 12b-1 Plan– Forms of Plans of Distribution - Class A, B, C and F

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 9 filed 3/14/00; No. 11 filed 3/13/01; No. 13 filed 7/15/02)

(o)       Reserved

(p-1)	Code of Ethics– Code of Ethics for The Capital Group Companies dated September 2007

(p-2)	Code of Ethics for Registrant dated December 2005 – previously filed (see P/E Amendment No. 18 filed 10/31/06)

Item 24.                                Persons Controlled by or Under Common Control with the Fund

None

Item 25.                                Indemnification

The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities.  However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason  of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that:  (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b).  This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted).  A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent  corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Article VIII of the Registrant's Articles of Incorporation and Article V of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                                Business and Other Connections of the Investment Adviser

None

Item 27.                                Principal Underwriters

(a)           American Funds Distributors, Inc. is the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	E. Grant Abramson	Vice President	None
LAO	David L. Abzug	Vice President	None
LAO	William C. Anderson	Regional Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Steven L. Barnes	Senior Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Bockstie, Jr., Gerard M.	Regional Vice President	None
LAO	Ian B. Bodell	Senior Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
	Bill Brady 646 Somerset Drive Indianapolis, IN 46260	Regional Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Matthew C. Carlisle	Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President	None
LAO	David D. Charlton	Director, Senior Vice President	None
LAO	Thomas M. Charon	Regional Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Co-Chief Executive Officer	None
HRO	Cheri Coleman	Vice President	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
SNO	David Coolbaugh	Vice President	None
LAO	Carlo O. Cordasco	Regional Vice President	None
IRV	Josie Cortez	Assistant Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Thomas E. Cournoyer	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Lori A. Deuberry	Regional Vice President	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Michael J. Dullaghan	Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Kristopher A. Feldmeyer	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Regional Vice President	None
LAO	John R. Fodor	Senior Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	Linda S. Gardner	Vice President	None
LAO	Keith R. George	Regional Vice President	None
IRV	Lori A. Giacomini	Assistant Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
IRV	Evelyn K. Glassford	Vice President	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Regional Vice President	None
IRV	Steven Guida	Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	David E. Harper	Senior Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Steven J. Hipsley	Regional Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Ronald R. Hulsey	Senior Vice President	None
LAO	Marc Ialeggio	Vice President	None
LAO	Robert S. Irish	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Assistant Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Kidwell, Ryan C.	Regional Vice President	None
LAO	Andrew J. Kilbride	Vice President	None
NYO	Dorothy Klock	Vice President	None
LAO	Dianne L. Koske	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
LAO	Patricia D. Lathrop	Regional Vice President	None
LAO	R. Andrew LeBlanc	Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Mark J. Lien	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
IND	Kelle Lindenberg	Assistant Vice President	None
LAO	Louis K. Linquata	Vice President	None
LAO	Brendan T. Mahoney	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Christopher McCarthy	Vice President	None
LAO	James R. McCrary	Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Terry W. McNabb	Senior Vice President	None
LAO	Katharine McRoskey	Vice President	None
LAO	Scott M. Meade	Vice President	None
LAO	Mills, William T.	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Regional Vice President	None
LAO	Munson, Brian D.	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Heidi J. Novaes	Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Regional Vice President	None
LAO	Gary A. Peace	Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	Raleigh G. Peters	Regional Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Fredric Phillips	Senior Vice President	None
LAO	John Pinto	Regional Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Mike Quinn	Regional Vice President	None
LAO	John W. Rankin	Regional Vice President	None
LAO	Jennifer D. Rasner	Regional Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Mark S. Reischmann	Regional Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	Douglas F. Rowe	Senior Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Regional Vice President	None
LAO	Richard R. Samson	Senior Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Frederic J. Shipp	Regional Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	David W. Short	Chairman of the Board and Co-Chief Executive Officer	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	William P. Simon, Jr.	Director, Senior Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	None
LAO	Rodney G. Smith	Senior Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Anthony L. Soave	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Regional Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Thomas A. Stout	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David Tippets	Regional Vice President	None
LAO	James P. Toomey	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	George F. Truesdail	Senior Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Vice President	None
LAO	J. Kelly Webb	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Brian E. Whalen	Regional Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None
LAO	Scott D. Zambon	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 28.                                                            Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, CA 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, CA 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                                                            Management Services

None

Item 30.                                                            Undertakings

n/a
SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 30th day of October, 2007.

American High-Income Municipal Bond Fund, Inc.

By: /s/ Paul G. Haaga, Jr.
(Paul G. Haaga, Jr., Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on October 30, 2007, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Mark R. Macdonald	President and Director
(Mark R. Macdonald)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Sharon G. Moseley	Treasurer
(Sharon G. Moseley)

(3)	Directors:
	Richard G. Capen, Jr.*	Director
	H. Frederick Christie*	Director
	James G. Ellis*	Director
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Director
	/s/ Abner D. Goldstine	Vice Chairman and Director
(Abner D. Goldstine)
	/s/ Paul G. Haaga, Jr.	Vice Chairman and Director
(Paul G. Haaga, Jr.)
	R. Clark Hooper*	Director
	/s/ Mark R. Macdonald	President and Director
(Mark R. Macdonald)
	Richard G. Newman*	Director
	Frank M. Sanchez*	Director
	Steadman Upham*	Director
*By: /s/ Kimberly S. Verdick
(Kimberly S. Verdick, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Katherine H. Newhall
(Katherine H. Newhall)

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rancho Santa Fe, CA, this 3rd day of July, 2007.
        (City, State)

/s/ Richard G. Capen, Jr.
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA, this 1st day of July, 2007.
    (City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
- The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
- American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
- American High-Income Trust (File No. 033-17917, File No. 811-05364)
- The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
- Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
- The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
- Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
- Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
- Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
- The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
- The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Pasadena, CA, this 14th day of July, 2007.
 (City, State)

/s/ James G. Ellis
James G. Ellis, Board member
POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
- The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
- American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
- American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
- The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
- American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
- American High-Income Trust (File No. 033-17917, File No. 811-05364)
- American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
- The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
- Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
- The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
- Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
- The Investment Company of America (File No. 002-10811, File No. 811-00116)
- Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
- Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
- The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
- The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
- The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bridgehampton, NY, this 7th day of July, 2007.
       (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235
)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rolling Hills, CA, this 3rd day of July, 2007.
     (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Moultonborough, NH, this 15th day of July, 2007.
        (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 16th day of July, 2007.
     (City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of July, 2007.
    (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sheryl F. Johnson Sharon G. Moseley Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tulsa, OK, this 4th day of September, 2007.
                         (City, State)

/s/ Steadman Upham
Steadman Upham, Board member